Vanguard® ESG U.S. Corporate Bond ETF
Schedule of Investments (unaudited)
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (98.3%)
Communications (12.9%)
	Activision Blizzard Inc.	3.400%	9/15/26	115	110
	Activision Blizzard Inc.	2.500%	9/15/50	160	101
	Alphabet Inc.	0.450%	8/15/25	60	55
	Alphabet Inc.	1.998%	8/15/26	200	187
	Alphabet Inc.	0.800%	8/15/27	185	162
	Alphabet Inc.	1.100%	8/15/30	200	163
	Alphabet Inc.	2.050%	8/15/50	286	175
	Alphabet Inc.	2.250%	8/15/60	200	119
	America Movil SAB de CV	3.625%	4/22/29	210	194
	America Movil SAB de CV	2.875%	5/7/30	195	170
	America Movil SAB de CV	4.700%	7/21/32	40	39
	America Movil SAB de CV	6.375%	3/1/35	75	82
	America Movil SAB de CV	6.125%	3/30/40	170	181
	America Movil SAB de CV	4.375%	7/16/42	100	88
	America Movil SAB de CV	4.375%	4/22/49	155	135
	AT&T Inc.	5.539%	2/20/26	180	180
	AT&T Inc.	1.700%	3/25/26	380	347
	AT&T Inc.	3.800%	2/15/27	110	106
	AT&T Inc.	4.250%	3/1/27	235	231
	AT&T Inc.	2.300%	6/1/27	355	322
	AT&T Inc.	1.650%	2/1/28	155	134
[1]	AT&T Inc.	4.100%	2/15/28	270	261
	AT&T Inc.	4.350%	3/1/29	355	344
[1]	AT&T Inc.	4.300%	2/15/30	330	316
	AT&T Inc.	2.750%	6/1/31	265	224
	AT&T Inc.	2.250%	2/1/32	315	252
	AT&T Inc.	2.550%	12/1/33	460	361
[2]	AT&T Inc.	5.400%	2/15/34	300	301
	AT&T Inc.	4.500%	5/15/35	185	170
	AT&T Inc.	5.250%	3/1/37	35	34
	AT&T Inc.	4.850%	3/1/39	189	174
	AT&T Inc.	3.500%	6/1/41	270	205
	AT&T Inc.	4.300%	12/15/42	195	164
	AT&T Inc.	4.350%	6/15/45	155	128
	AT&T Inc.	4.750%	5/15/46	140	122
	AT&T Inc.	5.650%	2/15/47	50	49
	AT&T Inc.	4.500%	3/9/48	220	184
	AT&T Inc.	4.550%	3/9/49	150	125
	AT&T Inc.	3.650%	6/1/51	350	253
	AT&T Inc.	3.300%	2/1/52	65	45
	AT&T Inc.	3.500%	9/15/53	850	590

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
AT&T Inc.	3.550%	9/15/55	880	606
AT&T Inc.	3.800%	12/1/57	587	417
AT&T Inc.	3.650%	9/15/59	660	452
AT&T Inc.	3.850%	6/1/60	275	196
Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	150	149
Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	25	21
Bell Telephone Co. of Canada or Bell Canada	3.650%	8/15/52	75	56
Booking Holdings Inc.	3.600%	6/1/26	165	160
Booking Holdings Inc.	4.625%	4/13/30	185	184
British Telecommunications plc	9.625%	12/15/30	250	309
Charter Communications Operating LLC	4.908%	7/23/25	405	398
Charter Communications Operating LLC	4.200%	3/15/28	165	154
Charter Communications Operating LLC	2.250%	1/15/29	160	133
Charter Communications Operating LLC	5.050%	3/30/29	195	187
Charter Communications Operating LLC	2.800%	4/1/31	300	240
Charter Communications Operating LLC	2.300%	2/1/32	150	113
Charter Communications Operating LLC	4.400%	4/1/33	100	87
Charter Communications Operating LLC	6.384%	10/23/35	225	218
Charter Communications Operating LLC	5.375%	4/1/38	105	88
Charter Communications Operating LLC	3.500%	6/1/41	235	155
Charter Communications Operating LLC	3.500%	3/1/42	270	176
Charter Communications Operating LLC	6.484%	10/23/45	360	325
Charter Communications Operating LLC	5.375%	5/1/47	230	183
Charter Communications Operating LLC	5.750%	4/1/48	278	230
Charter Communications Operating LLC	5.125%	7/1/49	115	87
Charter Communications Operating LLC	4.800%	3/1/50	235	172
Charter Communications Operating LLC	3.700%	4/1/51	210	128
Charter Communications Operating LLC	3.900%	6/1/52	295	185
Charter Communications Operating LLC	5.250%	4/1/53	100	78
Charter Communications Operating LLC	3.850%	4/1/61	270	159
Charter Communications Operating LLC	4.400%	12/1/61	180	117
Charter Communications Operating LLC	3.950%	6/30/62	65	39
Charter Communications Operating LLC	5.500%	4/1/63	125	96
Comcast Corp.	3.375%	8/15/25	160	156
Comcast Corp.	3.950%	10/15/25	360	354
Comcast Corp.	5.250%	11/7/25	100	101
Comcast Corp.	3.150%	3/1/26	200	193
Comcast Corp.	2.350%	1/15/27	220	204
Comcast Corp.	3.300%	2/1/27	215	206
Comcast Corp.	3.150%	2/15/28	95	89
Comcast Corp.	3.550%	5/1/28	195	185
Comcast Corp.	4.150%	10/15/28	460	449
Comcast Corp.	4.550%	1/15/29	110	110
Comcast Corp.	2.650%	2/1/30	250	221
Comcast Corp.	3.400%	4/1/30	140	129
Comcast Corp.	4.250%	10/15/30	165	160
Comcast Corp.	1.950%	1/15/31	165	136
Comcast Corp.	1.500%	2/15/31	135	107
Comcast Corp.	5.500%	11/15/32	30	31
Comcast Corp.	4.250%	1/15/33	175	167
Comcast Corp.	4.650%	2/15/33	100	99
Comcast Corp.	7.050%	3/15/33	210	243
Comcast Corp.	4.800%	5/15/33	110	110
Comcast Corp.	5.650%	6/15/35	110	116
Comcast Corp.	4.400%	8/15/35	135	128
Comcast Corp.	3.200%	7/15/36	135	112
Comcast Corp.	3.900%	3/1/38	205	178
Comcast Corp.	4.600%	10/15/38	70	65

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Comcast Corp.	3.250%	11/1/39	120	94
Comcast Corp.	3.750%	4/1/40	200	167
Comcast Corp.	4.600%	8/15/45	40	36
Comcast Corp.	3.400%	7/15/46	160	120
Comcast Corp.	4.000%	8/15/47	135	111
Comcast Corp.	3.969%	11/1/47	240	196
Comcast Corp.	4.000%	3/1/48	160	132
Comcast Corp.	4.700%	10/15/48	108	100
Comcast Corp.	3.999%	11/1/49	270	220
Comcast Corp.	3.450%	2/1/50	210	157
Comcast Corp.	2.800%	1/15/51	237	155
Comcast Corp.	2.887%	11/1/51	554	365
Comcast Corp.	2.450%	8/15/52	275	165
Comcast Corp.	4.049%	11/1/52	165	135
Comcast Corp.	2.937%	11/1/56	587	375
Comcast Corp.	4.950%	10/15/58	180	169
Comcast Corp.	2.650%	8/15/62	185	108
Comcast Corp.	2.987%	11/1/63	453	280
Comcast Corp.	5.500%	5/15/64	150	149
Deutsche Telekom International Finance BV	8.750%	6/15/30	410	493
Discovery Communications LLC	3.950%	3/20/28	235	218
Discovery Communications LLC	4.125%	5/15/29	140	127
Discovery Communications LLC	3.625%	5/15/30	60	52
Discovery Communications LLC	5.200%	9/20/47	230	182
Discovery Communications LLC	5.300%	5/15/49	120	95
Discovery Communications LLC	4.650%	5/15/50	90	66
Discovery Communications LLC	4.000%	9/15/55	150	95
Electronic Arts Inc.	1.850%	2/15/31	150	122
Electronic Arts Inc.	2.950%	2/15/51	95	64
Expedia Group Inc.	3.800%	2/15/28	150	141
Expedia Group Inc.	3.250%	2/15/30	160	139
Fox Corp.	4.709%	1/25/29	265	258
Fox Corp.	5.476%	1/25/39	165	153
Fox Corp.	5.576%	1/25/49	123	111
Grupo Televisa SAB	5.000%	5/13/45	30	26
Grupo Televisa SAB	6.125%	1/31/46	150	150
Meta Platforms Inc.	3.500%	8/15/27	270	259
Meta Platforms Inc.	4.600%	5/15/28	165	165
Meta Platforms Inc.	4.800%	5/15/30	110	110
Meta Platforms Inc.	3.850%	8/15/32	345	320
Meta Platforms Inc.	4.950%	5/15/33	195	194
Meta Platforms Inc.	4.450%	8/15/52	275	232
Meta Platforms Inc.	5.600%	5/15/53	280	280
Meta Platforms Inc.	4.650%	8/15/62	200	170
Meta Platforms Inc.	5.750%	5/15/63	195	194
Netflix Inc.	5.875%	2/15/25	35	35
Netflix Inc.	4.375%	11/15/26	150	148
Netflix Inc.	4.875%	4/15/28	125	124
Netflix Inc.	5.875%	11/15/28	275	285
Omnicom Group Inc.	3.650%	11/1/24	175	171
Omnicom Group Inc.	3.600%	4/15/26	90	87
Omnicom Group Inc.	2.600%	8/1/31	115	96
Orange SA	9.000%	3/1/31	319	397
Orange SA	5.375%	1/13/42	115	114
Orange SA	5.500%	2/6/44	65	67
Paramount Global	4.000%	1/15/26	85	81
Paramount Global	7.875%	7/30/30	140	148
Paramount Global	4.950%	1/15/31	240	215

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Paramount Global	4.200%	5/19/32	230	192
	Paramount Global	6.875%	4/30/36	100	98
	Paramount Global	4.375%	3/15/43	85	59
	Paramount Global	5.850%	9/1/43	40	33
	Paramount Global	4.950%	5/19/50	135	100
[3]	Rogers Communications Inc.	2.950%	3/15/25	50	48
[3]	Rogers Communications Inc.	3.200%	3/15/27	135	126
[3]	Rogers Communications Inc.	3.800%	3/15/32	235	208
[3]	Rogers Communications Inc.	4.500%	3/15/42	95	79
	Rogers Communications Inc.	5.000%	3/15/44	95	85
	Rogers Communications Inc.	4.300%	2/15/48	120	93
	Rogers Communications Inc.	4.350%	5/1/49	70	55
	Rogers Communications Inc.	3.700%	11/15/49	105	74
[3]	Rogers Communications Inc.	4.550%	3/15/52	265	210
	Sprint Capital Corp.	6.875%	11/15/28	275	294
	Sprint Capital Corp.	8.750%	3/15/32	225	273
	Sprint LLC	7.625%	2/15/25	170	174
	Sprint LLC	7.625%	3/1/26	170	178
	Telefonica Emisiones SA	4.103%	3/8/27	190	184
	Telefonica Emisiones SA	7.045%	6/20/36	175	191
	Telefonica Emisiones SA	4.665%	3/6/38	120	101
	Telefonica Emisiones SA	5.213%	3/8/47	315	265
	Telefonica Emisiones SA	4.895%	3/6/48	70	56
	Telefonica Emisiones SA	5.520%	3/1/49	155	135
	Telefonica Europe BV	8.250%	9/15/30	180	211
	TELUS Corp.	3.400%	5/13/32	100	87
	TELUS Corp.	4.600%	11/16/48	35	30
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	100	111
	Time Warner Cable LLC	6.550%	5/1/37	175	167
	Time Warner Cable LLC	7.300%	7/1/38	85	87
	Time Warner Cable LLC	6.750%	6/15/39	135	128
	Time Warner Cable LLC	5.875%	11/15/40	100	86
	Time Warner Cable LLC	5.500%	9/1/41	225	186
	Time Warner Cable LLC	4.500%	9/15/42	240	177
	T-Mobile USA Inc.	3.500%	4/15/25	480	465
	T-Mobile USA Inc.	1.500%	2/15/26	210	191
	T-Mobile USA Inc.	2.250%	2/15/26	190	176
	T-Mobile USA Inc.	2.625%	4/15/26	115	107
	T-Mobile USA Inc.	3.750%	4/15/27	415	394
	T-Mobile USA Inc.	4.750%	2/1/28	150	147
	T-Mobile USA Inc.	2.050%	2/15/28	220	192
	T-Mobile USA Inc.	4.950%	3/15/28	30	30
	T-Mobile USA Inc.	4.800%	7/15/28	85	84
	T-Mobile USA Inc.	3.375%	4/15/29	295	267
	T-Mobile USA Inc.	3.875%	4/15/30	790	732
	T-Mobile USA Inc.	2.550%	2/15/31	300	251
	T-Mobile USA Inc.	2.875%	2/15/31	95	81
	T-Mobile USA Inc.	3.500%	4/15/31	260	232
	T-Mobile USA Inc.	2.250%	11/15/31	200	161
	T-Mobile USA Inc.	2.700%	3/15/32	90	75
	T-Mobile USA Inc.	5.200%	1/15/33	140	140
	T-Mobile USA Inc.	5.050%	7/15/33	275	271
	T-Mobile USA Inc.	4.375%	4/15/40	205	180
	T-Mobile USA Inc.	3.000%	2/15/41	300	217
	T-Mobile USA Inc.	4.500%	4/15/50	345	293
	T-Mobile USA Inc.	3.300%	2/15/51	535	369
	T-Mobile USA Inc.	3.400%	10/15/52	230	161
	T-Mobile USA Inc.	5.650%	1/15/53	215	215

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	T-Mobile USA Inc.	3.600%	11/15/60	285	197
	T-Mobile USA Inc.	5.800%	9/15/62	75	75
[1]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	70	68
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	74	71
[1]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	120	111
[1]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	80	75
[1]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	35	30
	VeriSign Inc.	2.700%	6/15/31	100	83
	Verizon Communications Inc.	3.500%	11/1/24	110	107
	Verizon Communications Inc.	3.376%	2/15/25	230	224
	Verizon Communications Inc.	0.850%	11/20/25	220	200
	Verizon Communications Inc.	1.450%	3/20/26	70	64
	Verizon Communications Inc.	2.625%	8/15/26	270	253
	Verizon Communications Inc.	4.125%	3/16/27	190	186
	Verizon Communications Inc.	2.100%	3/22/28	345	304
	Verizon Communications Inc.	4.329%	9/21/28	320	311
	Verizon Communications Inc.	3.875%	2/8/29	100	95
	Verizon Communications Inc.	4.016%	12/3/29	445	419
	Verizon Communications Inc.	3.150%	3/22/30	235	210
	Verizon Communications Inc.	1.500%	9/18/30	130	103
	Verizon Communications Inc.	1.680%	10/30/30	215	171
	Verizon Communications Inc.	1.750%	1/20/31	225	178
	Verizon Communications Inc.	2.550%	3/21/31	420	352
	Verizon Communications Inc.	2.355%	3/15/32	352	284
	Verizon Communications Inc.	5.050%	5/9/33	100	99
	Verizon Communications Inc.	4.500%	8/10/33	270	255
	Verizon Communications Inc.	4.400%	11/1/34	212	197
	Verizon Communications Inc.	4.272%	1/15/36	142	128
	Verizon Communications Inc.	5.250%	3/16/37	200	198
	Verizon Communications Inc.	4.812%	3/15/39	45	42
	Verizon Communications Inc.	2.650%	11/20/40	300	206
	Verizon Communications Inc.	3.400%	3/22/41	425	324
	Verizon Communications Inc.	2.850%	9/3/41	155	109
	Verizon Communications Inc.	6.550%	9/15/43	10	11
	Verizon Communications Inc.	4.125%	8/15/46	275	225
	Verizon Communications Inc.	4.862%	8/21/46	200	182
	Verizon Communications Inc.	4.522%	9/15/48	120	104
	Verizon Communications Inc.	4.000%	3/22/50	255	202
	Verizon Communications Inc.	2.875%	11/20/50	415	264
	Verizon Communications Inc.	3.550%	3/22/51	515	374
	Verizon Communications Inc.	3.875%	3/1/52	160	123
	Verizon Communications Inc.	5.012%	8/21/54	65	60
	Verizon Communications Inc.	2.987%	10/30/56	395	244
	Verizon Communications Inc.	3.000%	11/20/60	330	202
	Verizon Communications Inc.	3.700%	3/22/61	285	203
	Vodafone Group plc	4.125%	5/30/25	270	265
	Vodafone Group plc	6.150%	2/27/37	190	198
	Vodafone Group plc	4.375%	2/19/43	150	123
	Vodafone Group plc	5.250%	5/30/48	30	28
	Vodafone Group plc	4.875%	6/19/49	305	263
	Vodafone Group plc	4.250%	9/17/50	180	142
	Walt Disney Co.	1.750%	8/30/24	160	154
	Walt Disney Co.	3.350%	3/24/25	145	141
	Walt Disney Co.	1.750%	1/13/26	200	186
	Walt Disney Co.	2.200%	1/13/28	210	191
	Walt Disney Co.	2.000%	9/1/29	255	219
	Walt Disney Co.	3.800%	3/22/30	115	109
	Walt Disney Co.	2.650%	1/13/31	240	209

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Walt Disney Co.	6.200%	12/15/34	140	154
Walt Disney Co.	6.400%	12/15/35	135	151
Walt Disney Co.	6.650%	11/15/37	130	149
Walt Disney Co.	4.625%	3/23/40	85	81
Walt Disney Co.	3.500%	5/13/40	205	168
Walt Disney Co.	2.750%	9/1/49	225	150
Walt Disney Co.	4.700%	3/23/50	175	163
Walt Disney Co.	3.600%	1/13/51	370	285
Walt Disney Co.	3.800%	5/13/60	120	93
Warnermedia Holdings Inc.	3.638%	3/15/25	220	213
Warnermedia Holdings Inc.	3.755%	3/15/27	470	440
Warnermedia Holdings Inc.	4.054%	3/15/29	140	128
Warnermedia Holdings Inc.	4.279%	3/15/32	540	472
Warnermedia Holdings Inc.	5.050%	3/15/42	500	405
Warnermedia Holdings Inc.	5.141%	3/15/52	810	633
Warnermedia Holdings Inc.	5.391%	3/15/62	330	257
Weibo Corp.	3.500%	7/5/24	125	122
Weibo Corp.	3.375%	7/8/30	110	88
WPP Finance 2010	3.750%	9/19/24	110	107
				51,970
Consumer Discretionary (6.7%)
Alibaba Group Holding Ltd.	3.600%	11/28/24	253	246
Alibaba Group Holding Ltd.	3.400%	12/6/27	225	211
Alibaba Group Holding Ltd.	2.125%	2/9/31	180	148
Alibaba Group Holding Ltd.	4.000%	12/6/37	185	157
Alibaba Group Holding Ltd.	2.700%	2/9/41	210	141
Alibaba Group Holding Ltd.	4.200%	12/6/47	100	79
Alibaba Group Holding Ltd.	3.150%	2/9/51	130	84
Alibaba Group Holding Ltd.	4.400%	12/6/57	125	98
Alibaba Group Holding Ltd.	3.250%	2/9/61	70	43
Amazon.com Inc.	2.800%	8/22/24	270	263
Amazon.com Inc.	4.700%	11/29/24	100	100
Amazon.com Inc.	3.800%	12/5/24	150	148
Amazon.com Inc.	3.000%	4/13/25	245	238
Amazon.com Inc.	0.800%	6/3/25	240	223
Amazon.com Inc.	4.600%	12/1/25	245	246
Amazon.com Inc.	5.200%	12/3/25	45	46
Amazon.com Inc.	1.000%	5/12/26	370	336
Amazon.com Inc.	3.300%	4/13/27	175	169
Amazon.com Inc.	1.200%	6/3/27	215	191
Amazon.com Inc.	3.150%	8/22/27	555	530
Amazon.com Inc.	4.550%	12/1/27	135	136
Amazon.com Inc.	1.650%	5/12/28	160	141
Amazon.com Inc.	3.450%	4/13/29	210	201
Amazon.com Inc.	4.650%	12/1/29	155	157
Amazon.com Inc.	1.500%	6/3/30	225	186
Amazon.com Inc.	2.100%	5/12/31	235	199
Amazon.com Inc.	3.600%	4/13/32	250	234
Amazon.com Inc.	4.700%	12/1/32	205	208
Amazon.com Inc.	4.800%	12/5/34	130	133
Amazon.com Inc.	3.875%	8/22/37	310	284
Amazon.com Inc.	2.875%	5/12/41	205	156
Amazon.com Inc.	4.950%	12/5/44	210	212
Amazon.com Inc.	4.050%	8/22/47	375	332
Amazon.com Inc.	2.500%	6/3/50	195	127
Amazon.com Inc.	3.100%	5/12/51	380	278
Amazon.com Inc.	3.950%	4/13/52	340	291
Amazon.com Inc.	4.250%	8/22/57	260	231

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amazon.com Inc.	2.700%	6/3/60	288	183
	Amazon.com Inc.	3.250%	5/12/61	200	142
	Amazon.com Inc.	4.100%	4/13/62	145	123
[1]	American Honda Finance Corp.	0.550%	7/12/24	10	10
[1]	American Honda Finance Corp.	0.750%	8/9/24	100	95
[1]	American Honda Finance Corp.	2.150%	9/10/24	35	34
[1]	American Honda Finance Corp.	1.500%	1/13/25	110	104
[1]	American Honda Finance Corp.	1.200%	7/8/25	160	148
[1]	American Honda Finance Corp.	1.000%	9/10/25	10	9
[1]	American Honda Finance Corp.	2.000%	3/24/28	55	49
	Aptiv plc	3.250%	3/1/32	85	72
	Aptiv plc	3.100%	12/1/51	220	132
	Aptiv plc	4.150%	5/1/52	90	66
	AutoZone Inc.	4.000%	4/15/30	130	121
	AutoZone Inc.	4.750%	8/1/32	120	117
	BorgWarner Inc.	2.650%	7/1/27	150	137
	eBay Inc.	3.450%	8/1/24	90	88
	eBay Inc.	1.900%	3/11/25	105	99
	eBay Inc.	1.400%	5/10/26	95	86
	eBay Inc.	3.600%	6/5/27	85	81
	eBay Inc.	2.700%	3/11/30	115	99
	eBay Inc.	2.600%	5/10/31	85	71
	eBay Inc.	4.000%	7/15/42	62	49
	eBay Inc.	3.650%	5/10/51	115	82
	General Motors Co.	6.125%	10/1/25	195	198
	General Motors Co.	4.200%	10/1/27	150	143
	General Motors Co.	6.800%	10/1/27	215	225
	General Motors Co.	5.000%	10/1/28	130	128
	General Motors Co.	5.400%	10/15/29	120	117
	General Motors Co.	5.600%	10/15/32	170	164
	General Motors Co.	5.000%	4/1/35	25	23
	General Motors Co.	6.600%	4/1/36	195	198
	General Motors Co.	6.250%	10/2/43	195	184
	General Motors Co.	5.200%	4/1/45	115	95
	General Motors Co.	6.750%	4/1/46	115	114
	General Motors Co.	5.400%	4/1/48	165	139
	General Motors Co.	5.950%	4/1/49	90	82
	General Motors Financial Co. Inc.	1.200%	10/15/24	170	160
	General Motors Financial Co. Inc.	3.500%	11/7/24	130	126
	General Motors Financial Co. Inc.	4.000%	1/15/25	100	97
	General Motors Financial Co. Inc.	2.900%	2/26/25	140	133
	General Motors Financial Co. Inc.	3.800%	4/7/25	165	160
	General Motors Financial Co. Inc.	4.350%	4/9/25	115	112
	General Motors Financial Co. Inc.	2.750%	6/20/25	75	71
	General Motors Financial Co. Inc.	4.300%	7/13/25	85	83
	General Motors Financial Co. Inc.	6.050%	10/10/25	45	45
	General Motors Financial Co. Inc.	1.250%	1/8/26	190	171
	General Motors Financial Co. Inc.	5.250%	3/1/26	165	164
	General Motors Financial Co. Inc.	5.400%	4/6/26	125	125
	General Motors Financial Co. Inc.	1.500%	6/10/26	255	227
	General Motors Financial Co. Inc.	4.000%	10/6/26	150	143
	General Motors Financial Co. Inc.	4.350%	1/17/27	105	101
	General Motors Financial Co. Inc.	5.000%	4/9/27	35	34
	General Motors Financial Co. Inc.	2.700%	8/20/27	135	120
	General Motors Financial Co. Inc.	2.400%	4/10/28	115	100
	General Motors Financial Co. Inc.	2.400%	10/15/28	65	55
	General Motors Financial Co. Inc.	4.300%	4/6/29	155	143
	General Motors Financial Co. Inc.	5.850%	4/6/30	35	35

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
General Motors Financial Co. Inc.	3.600%	6/21/30	65	56
General Motors Financial Co. Inc.	2.350%	1/8/31	90	70
General Motors Financial Co. Inc.	2.700%	6/10/31	100	79
General Motors Financial Co. Inc.	3.100%	1/12/32	170	137
Hasbro Inc.	3.900%	11/19/29	185	169
Home Depot Inc.	3.350%	9/15/25	75	73
Home Depot Inc.	4.000%	9/15/25	105	104
Home Depot Inc.	3.000%	4/1/26	160	154
Home Depot Inc.	2.125%	9/15/26	140	130
Home Depot Inc.	2.500%	4/15/27	75	70
Home Depot Inc.	2.875%	4/15/27	120	114
Home Depot Inc.	2.800%	9/14/27	30	28
Home Depot Inc.	1.500%	9/15/28	65	56
Home Depot Inc.	3.900%	12/6/28	90	88
Home Depot Inc.	2.950%	6/15/29	195	179
Home Depot Inc.	2.700%	4/15/30	250	223
Home Depot Inc.	1.375%	3/15/31	70	55
Home Depot Inc.	1.875%	9/15/31	175	143
Home Depot Inc.	3.250%	4/15/32	135	122
Home Depot Inc.	4.500%	9/15/32	100	99
Home Depot Inc.	5.875%	12/16/36	284	312
Home Depot Inc.	3.300%	4/15/40	131	105
Home Depot Inc.	5.950%	4/1/41	125	137
Home Depot Inc.	4.200%	4/1/43	60	53
Home Depot Inc.	4.875%	2/15/44	50	48
Home Depot Inc.	4.400%	3/15/45	105	94
Home Depot Inc.	4.250%	4/1/46	235	206
Home Depot Inc.	3.900%	6/15/47	115	96
Home Depot Inc.	4.500%	12/6/48	200	183
Home Depot Inc.	3.125%	12/15/49	120	86
Home Depot Inc.	3.350%	4/15/50	185	138
Home Depot Inc.	2.375%	3/15/51	230	140
Home Depot Inc.	2.750%	9/15/51	95	63
Home Depot Inc.	3.625%	4/15/52	230	179
Home Depot Inc.	4.950%	9/15/52	45	44
Home Depot Inc.	3.500%	9/15/56	180	136
Honda Motor Co. Ltd.	2.271%	3/10/25	320	305
Honda Motor Co. Ltd.	2.534%	3/10/27	110	103
Honda Motor Co. Ltd.	2.967%	3/10/32	105	93
Lennar Corp.	4.750%	11/29/27	65	64
Lowe's Cos. Inc.	4.400%	9/8/25	115	114
Lowe's Cos. Inc.	3.375%	9/15/25	85	82
Lowe's Cos. Inc.	4.800%	4/1/26	80	80
Lowe's Cos. Inc.	2.500%	4/15/26	150	141
Lowe's Cos. Inc.	3.350%	4/1/27	20	19
Lowe's Cos. Inc.	3.100%	5/3/27	265	250
Lowe's Cos. Inc.	1.300%	4/15/28	25	21
Lowe's Cos. Inc.	1.700%	9/15/28	105	90
Lowe's Cos. Inc.	3.650%	4/5/29	201	189
Lowe's Cos. Inc.	4.500%	4/15/30	160	156
Lowe's Cos. Inc.	1.700%	10/15/30	120	96
Lowe's Cos. Inc.	2.625%	4/1/31	135	114
Lowe's Cos. Inc.	3.750%	4/1/32	190	172
Lowe's Cos. Inc.	5.000%	4/15/33	130	128
Lowe's Cos. Inc.	5.150%	7/1/33	130	130
Lowe's Cos. Inc.	2.800%	9/15/41	135	93
Lowe's Cos. Inc.	3.700%	4/15/46	170	128
Lowe's Cos. Inc.	4.050%	5/3/47	210	165

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lowe's Cos. Inc.	3.000%	10/15/50	210	135
	Lowe's Cos. Inc.	4.250%	4/1/52	170	136
	Lowe's Cos. Inc.	5.625%	4/15/53	175	171
	Lowe's Cos. Inc.	4.450%	4/1/62	145	114
	Lowe's Cos. Inc.	5.800%	9/15/62	100	97
	Magna International Inc.	3.625%	6/15/24	110	108
	Magna International Inc.	2.450%	6/15/30	95	81
[1]	Marriott International Inc.	3.125%	6/15/26	105	99
	Marriott International Inc.	5.000%	10/15/27	80	80
	Marriott International Inc.	4.900%	4/15/29	10	10
[1]	Marriott International Inc.	4.625%	6/15/30	160	153
[1]	Marriott International Inc.	2.850%	4/15/31	95	80
[1]	Marriott International Inc.	3.500%	10/15/32	120	103
[1]	McDonald's Corp.	3.300%	7/1/25	113	109
[1]	McDonald's Corp.	3.700%	1/30/26	175	171
[1]	McDonald's Corp.	3.500%	3/1/27	50	48
[1]	McDonald's Corp.	3.500%	7/1/27	145	139
[1]	McDonald's Corp.	3.800%	4/1/28	125	121
[1]	McDonald's Corp.	2.625%	9/1/29	109	98
[1]	McDonald's Corp.	2.125%	3/1/30	60	51
[1]	McDonald's Corp.	3.600%	7/1/30	30	28
[1]	McDonald's Corp.	4.600%	9/9/32	35	35
[1]	McDonald's Corp.	4.700%	12/9/35	145	141
[1]	McDonald's Corp.	6.300%	10/15/37	125	139
[1]	McDonald's Corp.	6.300%	3/1/38	150	166
[1]	McDonald's Corp.	4.875%	12/9/45	170	160
[1]	McDonald's Corp.	4.450%	3/1/47	180	159
[1]	McDonald's Corp.	4.450%	9/1/48	107	95
[1]	McDonald's Corp.	3.625%	9/1/49	205	158
[1]	McDonald's Corp.	4.200%	4/1/50	50	42
[1]	McDonald's Corp.	5.150%	9/9/52	20	20
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	230	288
	NIKE Inc.	2.400%	3/27/25	90	87
	NIKE Inc.	2.375%	11/1/26	95	89
	NIKE Inc.	2.750%	3/27/27	154	146
	NIKE Inc.	2.850%	3/27/30	165	150
	NIKE Inc.	3.250%	3/27/40	110	90
	NIKE Inc.	3.875%	11/1/45	120	104
	NIKE Inc.	3.375%	3/27/50	143	114
	NVR Inc.	3.000%	5/15/30	107	94
	O'Reilly Automotive Inc.	3.600%	9/1/27	125	120
	O'Reilly Automotive Inc.	4.700%	6/15/32	80	78
	Ralph Lauren Corp.	2.950%	6/15/30	130	115
	Stanley Black & Decker Inc.	2.300%	3/15/30	100	82
	Stanley Black & Decker Inc.	2.750%	11/15/50	55	32
[1]	Stanley Black & Decker Inc.	4.000%	3/15/60	115	86
	Starbucks Corp.	3.800%	8/15/25	170	166
	Starbucks Corp.	4.750%	2/15/26	45	45
	Starbucks Corp.	4.000%	11/15/28	105	102
	Starbucks Corp.	3.550%	8/15/29	160	151
	Starbucks Corp.	2.250%	3/12/30	50	43
	Starbucks Corp.	2.550%	11/15/30	210	181
	Starbucks Corp.	3.000%	2/14/32	20	18
	Starbucks Corp.	4.500%	11/15/48	120	105
	Starbucks Corp.	4.450%	8/15/49	125	109
	Starbucks Corp.	3.500%	11/15/50	135	101
	TJX Cos. Inc.	2.250%	9/15/26	165	154
	VF Corp.	2.400%	4/23/25	150	141

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	VF Corp.	2.950%	4/23/30	45	37
					26,792
Consumer Staples (3.6%)
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	130	109
	Campbell Soup Co.	3.950%	3/15/25	110	108
	Campbell Soup Co.	4.150%	3/15/28	105	102
	Coca-Cola Co.	1.750%	9/6/24	90	87
	Coca-Cola Co.	3.375%	3/25/27	105	102
	Coca-Cola Co.	1.450%	6/1/27	210	191
	Coca-Cola Co.	1.500%	3/5/28	145	129
	Coca-Cola Co.	1.000%	3/15/28	215	186
	Coca-Cola Co.	2.125%	9/6/29	180	159
	Coca-Cola Co.	3.450%	3/25/30	175	166
	Coca-Cola Co.	1.650%	6/1/30	75	63
	Coca-Cola Co.	2.000%	3/5/31	70	59
	Coca-Cola Co.	1.375%	3/15/31	190	153
	Coca-Cola Co.	2.250%	1/5/32	165	141
	Coca-Cola Co.	2.500%	6/1/40	90	67
	Coca-Cola Co.	2.875%	5/5/41	70	55
	Coca-Cola Co.	2.600%	6/1/50	173	120
	Coca-Cola Co.	3.000%	3/5/51	175	131
	Coca-Cola Co.	2.500%	3/15/51	225	151
	Coca-Cola Co.	2.750%	6/1/60	135	92
	Conagra Brands Inc.	4.600%	11/1/25	125	124
	Conagra Brands Inc.	1.375%	11/1/27	60	51
	Conagra Brands Inc.	4.850%	11/1/28	125	123
	Conagra Brands Inc.	5.300%	11/1/38	105	100
	Conagra Brands Inc.	5.400%	11/1/48	130	121
	Dollar General Corp.	4.250%	9/20/24	20	20
	Dollar General Corp.	3.500%	4/3/30	125	113
	Dollar Tree Inc.	4.000%	5/15/25	135	132
	Dollar Tree Inc.	4.200%	5/15/28	125	120
	Dollar Tree Inc.	2.650%	12/1/31	80	66
	General Mills Inc.	4.000%	4/17/25	100	98
	General Mills Inc.	3.200%	2/10/27	20	19
	General Mills Inc.	4.200%	4/17/28	125	123
	General Mills Inc.	2.875%	4/15/30	95	85
	General Mills Inc.	4.950%	3/29/33	150	150
	Haleon UK Capital plc	3.125%	3/24/25	175	168
	Haleon US Capital LLC	3.375%	3/24/27	250	236
	Haleon US Capital LLC	3.375%	3/24/29	75	69
	Haleon US Capital LLC	3.625%	3/24/32	250	224
	Haleon US Capital LLC	4.000%	3/24/52	85	69
	Hormel Foods Corp.	1.700%	6/3/28	60	53
	Hormel Foods Corp.	1.800%	6/11/30	130	109
	J M Smucker Co.	3.500%	3/15/25	100	97
[3]	JBS USA LUX SA	2.500%	1/15/27	95	84
[3]	JBS USA LUX SA	5.125%	2/1/28	135	130
[3]	JBS USA LUX SA	5.500%	1/15/30	220	209
[3]	JBS USA LUX SA	3.625%	1/15/32	40	32
[3]	JBS USA LUX SA	3.000%	5/15/32	130	99
[3]	JBS USA LUX SA	5.750%	4/1/33	265	247
[3]	JBS USA LUX SA	4.375%	2/2/52	85	57
[3]	JBS USA LUX SA	6.500%	12/1/52	165	149
	Kellogg Co.	3.250%	4/1/26	100	96
	Keurig Dr Pepper Inc.	4.597%	5/25/28	120	119
	Keurig Dr Pepper Inc.	3.950%	4/15/29	90	86
	Keurig Dr Pepper Inc.	3.200%	5/1/30	95	86

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Keurig Dr Pepper Inc.	4.050%	4/15/32	120	112
Keurig Dr Pepper Inc.	3.800%	5/1/50	70	54
Keurig Dr Pepper Inc.	4.500%	4/15/52	155	134
Kimberly-Clark Corp.	3.100%	3/26/30	100	92
Kraft Heinz Foods Co.	3.000%	6/1/26	180	171
Kraft Heinz Foods Co.	3.875%	5/15/27	175	169
Kraft Heinz Foods Co.	6.875%	1/26/39	75	84
Kraft Heinz Foods Co.	5.000%	6/4/42	65	60
Kraft Heinz Foods Co.	5.200%	7/15/45	245	231
Kraft Heinz Foods Co.	4.375%	6/1/46	380	320
Kraft Heinz Foods Co.	4.875%	10/1/49	140	126
McCormick & Co. Inc.	3.400%	8/15/27	40	38
Mead Johnson Nutrition Co.	4.125%	11/15/25	151	149
Mondelez International Inc.	1.500%	5/4/25	150	141
Mondelez International Inc.	2.625%	3/17/27	50	47
Mondelez International Inc.	2.750%	4/13/30	22	19
Mondelez International Inc.	3.000%	3/17/32	115	101
Mondelez International Inc.	2.625%	9/4/50	140	90
PepsiCo Inc.	2.250%	3/19/25	170	163
PepsiCo Inc.	2.750%	4/30/25	100	97
PepsiCo Inc.	2.850%	2/24/26	55	53
PepsiCo Inc.	2.375%	10/6/26	80	75
PepsiCo Inc.	3.000%	10/15/27	150	143
PepsiCo Inc.	3.600%	2/18/28	100	97
PepsiCo Inc.	2.625%	7/29/29	155	141
PepsiCo Inc.	2.750%	3/19/30	150	136
PepsiCo Inc.	1.625%	5/1/30	90	75
PepsiCo Inc.	1.400%	2/25/31	45	37
PepsiCo Inc.	1.950%	10/21/31	175	146
PepsiCo Inc.	3.900%	7/18/32	90	87
PepsiCo Inc.	4.450%	2/15/33	30	30
PepsiCo Inc.	2.625%	10/21/41	160	120
PepsiCo Inc.	4.450%	4/14/46	90	86
PepsiCo Inc.	3.450%	10/6/46	90	73
PepsiCo Inc.	2.875%	10/15/49	135	99
PepsiCo Inc.	3.625%	3/19/50	110	92
PepsiCo Inc.	2.750%	10/21/51	130	92
Pilgrim's Pride Corp.	4.250%	4/15/31	95	81
Pilgrim's Pride Corp.	3.500%	3/1/32	95	76
Pilgrim's Pride Corp.	6.250%	7/1/33	110	107
Procter & Gamble Co.	0.550%	10/29/25	250	228
Procter & Gamble Co.	1.000%	4/23/26	100	91
Procter & Gamble Co.	2.450%	11/3/26	160	151
Procter & Gamble Co.	1.900%	2/1/27	80	74
Procter & Gamble Co.	2.850%	8/11/27	145	138
Procter & Gamble Co.	3.000%	3/25/30	95	88
Procter & Gamble Co.	1.200%	10/29/30	170	138
Procter & Gamble Co.	1.950%	4/23/31	120	103
Procter & Gamble Co.	2.300%	2/1/32	25	22
Sysco Corp.	3.750%	10/1/25	35	34
Sysco Corp.	3.300%	7/15/26	95	91
Sysco Corp.	3.250%	7/15/27	125	118
Sysco Corp.	5.950%	4/1/30	107	113
Sysco Corp.	6.600%	4/1/50	150	167
Sysco Corp.	3.150%	12/14/51	45	30
Target Corp.	3.500%	7/1/24	85	84
Target Corp.	2.250%	4/15/25	260	248
Target Corp.	2.500%	4/15/26	75	72

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Target Corp.	1.950%	1/15/27	140	129
	Target Corp.	3.375%	4/15/29	45	43
	Target Corp.	2.350%	2/15/30	120	105
	Target Corp.	4.500%	9/15/32	30	30
	Target Corp.	4.000%	7/1/42	165	147
	Target Corp.	2.950%	1/15/52	140	97
	Target Corp.	4.800%	1/15/53	60	56
	Tyson Foods Inc.	3.950%	8/15/24	147	145
	Tyson Foods Inc.	4.000%	3/1/26	130	126
	Tyson Foods Inc.	3.550%	6/2/27	205	194
	Tyson Foods Inc.	4.350%	3/1/29	85	81
	Tyson Foods Inc.	4.550%	6/2/47	55	45
	Tyson Foods Inc.	5.100%	9/28/48	145	131
	Unilever Capital Corp.	2.900%	5/5/27	115	109
	Unilever Capital Corp.	3.500%	3/22/28	45	43
	Unilever Capital Corp.	2.125%	9/6/29	25	22
	Unilever Capital Corp.	1.750%	8/12/31	90	73
	Unilever Capital Corp.	5.900%	11/15/32	95	105
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	150	146
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	110	104
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	105	87
	Walgreens Boots Alliance Inc.	4.100%	4/15/50	50	36
					14,523
Financials (42.4%)
[1]	Aegon NV	5.500%	4/11/48	140	134
	AerCap Ireland Capital DAC	2.875%	8/14/24	209	201
	AerCap Ireland Capital DAC	1.650%	10/29/24	320	301
[1]	AerCap Ireland Capital DAC	1.750%	10/29/24	140	131
	AerCap Ireland Capital DAC	3.500%	1/15/25	100	96
	AerCap Ireland Capital DAC	6.500%	7/15/25	210	212
	AerCap Ireland Capital DAC	1.750%	1/30/26	105	94
	AerCap Ireland Capital DAC	2.450%	10/29/26	150	134
	AerCap Ireland Capital DAC	3.650%	7/21/27	180	165
[2]	AerCap Ireland Capital DAC	5.750%	6/6/28	150	149
	AerCap Ireland Capital DAC	3.000%	10/29/28	265	230
	AerCap Ireland Capital DAC	3.300%	1/30/32	495	402
	AerCap Ireland Capital DAC	3.400%	10/29/33	265	211
	AerCap Ireland Capital DAC	3.850%	10/29/41	200	149
	Aflac Inc.	3.600%	4/1/30	220	203
[1]	Air Lease Corp.	2.300%	2/1/25	85	80
	Air Lease Corp.	3.375%	7/1/25	90	85
[1]	Air Lease Corp.	2.875%	1/15/26	180	167
[1]	Air Lease Corp.	3.750%	6/1/26	95	90
	Air Lease Corp.	1.875%	8/15/26	80	71
	Air Lease Corp.	2.200%	1/15/27	265	234
	Air Lease Corp.	3.125%	12/1/30	75	62
[1]	Air Lease Corp.	2.875%	1/15/32	10	8
	Allstate Corp.	5.250%	3/30/33	85	85
	Ally Financial Inc.	5.800%	5/1/25	30	30
	Ally Financial Inc.	4.750%	6/9/27	75	70
	Ally Financial Inc.	7.100%	11/15/27	30	31
	Ally Financial Inc.	2.200%	11/2/28	165	132
[1]	Ally Financial Inc.	8.000%	11/1/31	203	212
	American Express Co.	2.500%	7/30/24	185	179
	American Express Co.	3.000%	10/30/24	195	189
	American Express Co.	2.250%	3/4/25	210	199
	American Express Co.	3.950%	8/1/25	110	107
	American Express Co.	4.200%	11/6/25	65	64

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Express Co.	4.900%	2/13/26	45	45
	American Express Co.	4.990%	5/1/26	110	110
	American Express Co.	3.125%	5/20/26	220	210
	American Express Co.	1.650%	11/4/26	135	121
	American Express Co.	2.550%	3/4/27	240	220
	American Express Co.	3.300%	5/3/27	347	328
	American Express Co.	5.850%	11/5/27	240	249
	American Express Co.	4.050%	5/3/29	105	101
	American Express Co.	4.989%	5/26/33	70	68
	American Express Co.	4.420%	8/3/33	50	47
	American Express Co.	5.043%	5/1/34	139	137
	American Express Co.	4.050%	12/3/42	130	113
	American International Group Inc.	2.500%	6/30/25	114	108
	American International Group Inc.	3.900%	4/1/26	81	78
	American International Group Inc.	5.125%	3/27/33	75	73
	American International Group Inc.	4.800%	7/10/45	20	18
	American International Group Inc.	4.750%	4/1/48	160	140
[1]	American International Group Inc.	5.750%	4/1/48	45	43
	American International Group Inc.	4.375%	6/30/50	65	54
	Ameriprise Financial Inc.	5.150%	5/15/33	50	50
	Aon Corp.	3.750%	5/2/29	10	9
	Aon Corp.	2.800%	5/15/30	120	104
	Aon Corp.	5.350%	2/28/33	35	36
	Aon Corp.	3.900%	2/28/52	115	89
	Aon Global Ltd.	3.875%	12/15/25	194	188
	Arch Capital Group Ltd.	3.635%	6/30/50	130	94
	Arthur J Gallagher & Co.	3.500%	5/20/51	155	108
	Athene Holding Ltd.	4.125%	1/12/28	170	157
[1]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	105	102
	Australia & New Zealand Banking Group Ltd.	5.088%	12/8/25	40	40
	AXA SA	8.600%	12/15/30	85	102
	Banco Bilbao Vizcaya Argentaria SA	1.125%	9/18/25	110	100
	Banco Bilbao Vizcaya Argentaria SA	5.862%	9/14/26	10	10
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/28	130	132
	Banco Santander SA	2.706%	6/27/24	355	343
	Banco Santander SA	3.496%	3/24/25	200	193
	Banco Santander SA	2.746%	5/28/25	200	188
	Banco Santander SA	5.147%	8/18/25	225	222
	Banco Santander SA	5.179%	11/19/25	170	167
	Banco Santander SA	1.849%	3/25/26	115	103
	Banco Santander SA	4.250%	4/11/27	165	157
	Banco Santander SA	5.294%	8/18/27	390	385
	Banco Santander SA	1.722%	9/14/27	65	57
	Banco Santander SA	3.800%	2/23/28	115	106
	Banco Santander SA	4.175%	3/24/28	100	94
	Banco Santander SA	4.379%	4/12/28	25	24
	Banco Santander SA	3.306%	6/27/29	130	117
	Banco Santander SA	3.490%	5/28/30	115	101
	Banco Santander SA	2.749%	12/3/30	75	59
	Banco Santander SA	2.958%	3/25/31	120	100
	Banco Santander SA	3.225%	11/22/32	110	87
[1]	Bank of America Corp.	4.200%	8/26/24	390	384
[1]	Bank of America Corp.	4.000%	1/22/25	325	318
[1]	Bank of America Corp.	3.950%	4/21/25	220	214
[1]	Bank of America Corp.	3.875%	8/1/25	290	283
[1]	Bank of America Corp.	0.981%	9/25/25	285	267
[1]	Bank of America Corp.	3.093%	10/1/25	210	202
[1]	Bank of America Corp.	2.456%	10/22/25	225	215

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Bank of America Corp.	1.530%	12/6/25	320	300
[1]	Bank of America Corp.	3.366%	1/23/26	255	245
[1]	Bank of America Corp.	2.015%	2/13/26	355	333
[1]	Bank of America Corp.	4.450%	3/3/26	240	235
[1]	Bank of America Corp.	3.384%	4/2/26	540	520
[1]	Bank of America Corp.	3.500%	4/19/26	225	217
[1]	Bank of America Corp.	1.319%	6/19/26	380	349
[1]	Bank of America Corp.	4.827%	7/22/26	250	247
[1]	Bank of America Corp.	4.250%	10/22/26	193	187
[1]	Bank of America Corp.	1.197%	10/24/26	355	320
	Bank of America Corp.	5.080%	1/20/27	255	253
[1]	Bank of America Corp.	1.658%	3/11/27	230	208
[1]	Bank of America Corp.	3.559%	4/23/27	285	270
	Bank of America Corp.	1.734%	7/22/27	575	513
[1]	Bank of America Corp.	3.248%	10/21/27	255	239
[1]	Bank of America Corp.	4.183%	11/25/27	300	287
[1]	Bank of America Corp.	3.824%	1/20/28	260	246
[1]	Bank of America Corp.	2.551%	2/4/28	295	267
[1]	Bank of America Corp.	3.705%	4/24/28	185	174
	Bank of America Corp.	4.376%	4/27/28	260	251
[1]	Bank of America Corp.	3.593%	7/21/28	240	224
[1]	Bank of America Corp.	4.948%	7/22/28	300	297
	Bank of America Corp.	6.204%	11/10/28	175	181
[1]	Bank of America Corp.	3.419%	12/20/28	648	596
[1]	Bank of America Corp.	3.970%	3/5/29	480	453
	Bank of America Corp.	5.202%	4/25/29	250	249
[1]	Bank of America Corp.	2.087%	6/14/29	320	274
[1]	Bank of America Corp.	4.271%	7/23/29	348	331
[1]	Bank of America Corp.	3.974%	2/7/30	370	344
[1]	Bank of America Corp.	3.194%	7/23/30	300	265
[1]	Bank of America Corp.	2.884%	10/22/30	285	246
[1]	Bank of America Corp.	2.496%	2/13/31	350	294
[1]	Bank of America Corp.	2.592%	4/29/31	375	315
[1]	Bank of America Corp.	1.898%	7/23/31	325	258
[1]	Bank of America Corp.	1.922%	10/24/31	315	249
[1]	Bank of America Corp.	2.651%	3/11/32	235	194
	Bank of America Corp.	2.687%	4/22/32	540	446
	Bank of America Corp.	2.299%	7/21/32	360	287
	Bank of America Corp.	2.572%	10/20/32	275	223
[1]	Bank of America Corp.	2.972%	2/4/33	390	325
	Bank of America Corp.	4.571%	4/27/33	510	480
[1]	Bank of America Corp.	5.015%	7/22/33	450	440
	Bank of America Corp.	5.288%	4/25/34	560	557
	Bank of America Corp.	2.482%	9/21/36	325	246
	Bank of America Corp.	6.110%	1/29/37	105	110
	Bank of America Corp.	3.846%	3/8/37	175	149
[1]	Bank of America Corp.	4.244%	4/24/38	255	224
	Bank of America Corp.	7.750%	5/14/38	260	309
[1]	Bank of America Corp.	4.078%	4/23/40	215	181
[1]	Bank of America Corp.	2.676%	6/19/41	585	403
[1]	Bank of America Corp.	5.875%	2/7/42	170	179
	Bank of America Corp.	3.311%	4/22/42	390	292
[1]	Bank of America Corp.	5.000%	1/21/44	165	156
[1]	Bank of America Corp.	4.443%	1/20/48	235	203
[1]	Bank of America Corp.	3.946%	1/23/49	90	71
[1]	Bank of America Corp.	4.330%	3/15/50	375	316
[1]	Bank of America Corp.	4.083%	3/20/51	530	426
[1]	Bank of America Corp.	2.831%	10/24/51	130	83

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Bank of America Corp.	3.483%	3/13/52	110	80
	Bank of America Corp.	2.972%	7/21/52	330	219
[1]	Bank of America NA	6.000%	10/15/36	160	171
[1]	Bank of Montreal	2.500%	6/28/24	140	135
[1]	Bank of Montreal	0.625%	7/9/24	225	213
[1]	Bank of Montreal	4.250%	9/14/24	35	34
	Bank of Montreal	5.200%	12/12/24	105	105
[1]	Bank of Montreal	1.500%	1/10/25	115	108
[1]	Bank of Montreal	1.850%	5/1/25	155	145
[1]	Bank of Montreal	3.700%	6/7/25	175	170
[2]	Bank of Montreal	5.300%	6/5/26	85	85
[1]	Bank of Montreal	1.250%	9/15/26	150	133
[1]	Bank of Montreal	0.949%	1/22/27	165	148
[1]	Bank of Montreal	2.650%	3/8/27	180	166
[1]	Bank of Montreal	4.700%	9/14/27	125	123
	Bank of Montreal	5.203%	2/1/28	100	100
[1]	Bank of Montreal	3.803%	12/15/32	110	98
	Bank of Montreal	3.088%	1/10/37	145	115
[1]	Bank of New York Mellon Corp.	2.100%	10/24/24	130	124
[1]	Bank of New York Mellon Corp.	3.000%	2/24/25	120	116
[1]	Bank of New York Mellon Corp.	1.600%	4/24/25	145	136
[1]	Bank of New York Mellon Corp.	3.350%	4/25/25	105	101
[1]	Bank of New York Mellon Corp.	2.800%	5/4/26	110	104
	Bank of New York Mellon Corp.	4.414%	7/24/26	50	49
[1]	Bank of New York Mellon Corp.	2.450%	8/17/26	10	9
[1]	Bank of New York Mellon Corp.	2.050%	1/26/27	60	54
	Bank of New York Mellon Corp.	4.947%	4/26/27	110	110
[1]	Bank of New York Mellon Corp.	3.250%	5/16/27	110	104
[1]	Bank of New York Mellon Corp.	3.400%	1/29/28	35	33
[1]	Bank of New York Mellon Corp.	3.442%	2/7/28	210	199
[1]	Bank of New York Mellon Corp.	3.850%	4/28/28	165	159
[1]	Bank of New York Mellon Corp.	5.802%	10/25/28	70	72
	Bank of New York Mellon Corp.	4.543%	2/1/29	80	79
[1]	Bank of New York Mellon Corp.	3.300%	8/23/29	100	90
[1]	Bank of New York Mellon Corp.	4.289%	6/13/33	198	187
[1]	Bank of New York Mellon Corp.	5.834%	10/25/33	170	179
	Bank of New York Mellon Corp.	4.706%	2/1/34	80	78
[1]	Bank of New York Mellon Corp.	4.967%	4/26/34	110	109
	Bank of Nova Scotia	0.650%	7/31/24	135	128
	Bank of Nova Scotia	5.250%	12/6/24	105	105
	Bank of Nova Scotia	1.450%	1/10/25	220	206
	Bank of Nova Scotia	2.200%	2/3/25	170	161
[1]	Bank of Nova Scotia	3.450%	4/11/25	160	155
	Bank of Nova Scotia	1.300%	6/11/25	100	92
	Bank of Nova Scotia	4.500%	12/16/25	185	180
	Bank of Nova Scotia	4.750%	2/2/26	30	30
	Bank of Nova Scotia	1.050%	3/2/26	130	117
	Bank of Nova Scotia	1.350%	6/24/26	65	58
	Bank of Nova Scotia	2.700%	8/3/26	90	84
	Bank of Nova Scotia	1.300%	9/15/26	125	110
	Bank of Nova Scotia	1.950%	2/2/27	60	54
	Bank of Nova Scotia	4.850%	2/1/30	140	137
	Bank of Nova Scotia	2.450%	2/2/32	90	74
	Bank of Nova Scotia	4.588%	5/4/37	150	131
	Barclays plc	4.375%	9/11/24	265	259
	Barclays plc	3.650%	3/16/25	220	211
	Barclays plc	4.375%	1/12/26	245	237
[1]	Barclays plc	2.852%	5/7/26	100	94

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Barclays plc	5.200%	5/12/26	254	247
	Barclays plc	5.304%	8/9/26	200	197
	Barclays plc	7.325%	11/2/26	120	124
	Barclays plc	5.829%	5/9/27	225	225
	Barclays plc	2.279%	11/24/27	255	227
	Barclays plc	4.337%	1/10/28	50	47
	Barclays plc	4.836%	5/9/28	225	208
	Barclays plc	5.501%	8/9/28	150	148
	Barclays plc	7.385%	11/2/28	150	158
[1]	Barclays plc	4.972%	5/16/29	215	206
[1]	Barclays plc	5.088%	6/20/30	185	172
	Barclays plc	2.645%	6/24/31	115	93
	Barclays plc	2.667%	3/10/32	75	60
	Barclays plc	2.894%	11/24/32	150	118
	Barclays plc	5.746%	8/9/33	125	122
	Barclays plc	7.437%	11/2/33	255	278
	Barclays plc	6.224%	5/9/34	175	177
	Barclays plc	3.564%	9/23/35	155	123
	Barclays plc	3.811%	3/10/42	100	72
	Barclays plc	3.330%	11/24/42	105	73
	Barclays plc	5.250%	8/17/45	190	175
	Barclays plc	4.950%	1/10/47	195	172
	BlackRock Inc.	3.250%	4/30/29	135	128
	BlackRock Inc.	2.400%	4/30/30	118	102
	BlackRock Inc.	1.900%	1/28/31	75	62
	BlackRock Inc.	2.100%	2/25/32	100	82
	BlackRock Inc.	4.750%	5/25/33	115	114
[1]	BNP Paribas SA	4.250%	10/15/24	175	171
	Brighthouse Financial Inc.	3.700%	6/22/27	70	65
	Brighthouse Financial Inc.	4.700%	6/22/47	128	94
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	112	106
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	135	130
	Canadian Imperial Bank of Commerce	5.144%	4/28/25	40	40
	Canadian Imperial Bank of Commerce	3.945%	8/4/25	250	242
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	75	71
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	110	109
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	90	81
	Capital One Financial Corp.	3.300%	10/30/24	215	207
	Capital One Financial Corp.	3.200%	2/5/25	110	105
	Capital One Financial Corp.	4.250%	4/30/25	10	10
	Capital One Financial Corp.	4.200%	10/29/25	195	185
	Capital One Financial Corp.	2.636%	3/3/26	80	75
	Capital One Financial Corp.	4.985%	7/24/26	45	44
	Capital One Financial Corp.	3.750%	7/28/26	175	164
	Capital One Financial Corp.	3.750%	3/9/27	200	188
	Capital One Financial Corp.	3.650%	5/11/27	160	150
	Capital One Financial Corp.	1.878%	11/2/27	575	496
	Capital One Financial Corp.	3.800%	1/31/28	240	223
	Capital One Financial Corp.	4.927%	5/10/28	90	86
	Capital One Financial Corp.	5.468%	2/1/29	115	112
	Capital One Financial Corp.	3.273%	3/1/30	140	120
	Capital One Financial Corp.	2.359%	7/29/32	100	71
	Capital One Financial Corp.	5.268%	5/10/33	150	143
	Capital One Financial Corp.	5.817%	2/1/34	80	78
	Charles Schwab Corp.	3.850%	5/21/25	80	77
	Charles Schwab Corp.	0.900%	3/11/26	90	79
	Charles Schwab Corp.	1.150%	5/13/26	200	176
	Charles Schwab Corp.	2.450%	3/3/27	155	138

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charles Schwab Corp.	2.000%	3/20/28	160	137
	Charles Schwab Corp.	1.650%	3/11/31	125	94
	Charles Schwab Corp.	2.300%	5/13/31	40	32
	Charles Schwab Corp.	1.950%	12/1/31	160	122
	Charles Schwab Corp.	2.900%	3/3/32	130	107
	Charles Schwab Corp.	5.853%	5/19/34	100	101
	Chubb Corp.	6.000%	5/11/37	110	119
	Chubb INA Holdings Inc.	3.150%	3/15/25	95	92
	Chubb INA Holdings Inc.	3.350%	5/3/26	200	195
	Chubb INA Holdings Inc.	1.375%	9/15/30	170	135
	Chubb INA Holdings Inc.	4.350%	11/3/45	140	125
	Chubb INA Holdings Inc.	3.050%	12/15/61	100	66
	CI Financial Corp.	3.200%	12/17/30	130	98
	CI Financial Corp.	4.100%	6/15/51	95	57
	Citigroup Inc.	3.300%	4/27/25	210	204
	Citigroup Inc.	4.400%	6/10/25	255	249
	Citigroup Inc.	5.500%	9/13/25	175	175
	Citigroup Inc.	3.700%	1/12/26	250	242
	Citigroup Inc.	2.014%	1/25/26	300	282
	Citigroup Inc.	4.600%	3/9/26	165	161
	Citigroup Inc.	3.290%	3/17/26	100	96
[1]	Citigroup Inc.	3.106%	4/8/26	350	336
	Citigroup Inc.	3.400%	5/1/26	265	254
	Citigroup Inc.	5.610%	9/29/26	250	251
	Citigroup Inc.	3.200%	10/21/26	450	423
	Citigroup Inc.	4.300%	11/20/26	50	48
	Citigroup Inc.	1.122%	1/28/27	260	233
	Citigroup Inc.	1.462%	6/9/27	410	365
	Citigroup Inc.	4.450%	9/29/27	435	418
[1]	Citigroup Inc.	3.887%	1/10/28	230	219
[1]	Citigroup Inc.	3.070%	2/24/28	200	185
	Citigroup Inc.	4.658%	5/24/28	225	222
[1]	Citigroup Inc.	3.668%	7/24/28	360	339
	Citigroup Inc.	4.125%	7/25/28	210	197
[1]	Citigroup Inc.	3.520%	10/27/28	310	289
[1]	Citigroup Inc.	4.075%	4/23/29	250	236
[1]	Citigroup Inc.	3.980%	3/20/30	340	315
[1]	Citigroup Inc.	2.976%	11/5/30	225	195
[1]	Citigroup Inc.	2.666%	1/29/31	305	259
[1]	Citigroup Inc.	4.412%	3/31/31	360	340
[1]	Citigroup Inc.	2.572%	6/3/31	325	272
	Citigroup Inc.	2.561%	5/1/32	235	193
	Citigroup Inc.	6.625%	6/15/32	110	116
	Citigroup Inc.	2.520%	11/3/32	300	242
	Citigroup Inc.	3.057%	1/25/33	330	277
	Citigroup Inc.	3.785%	3/17/33	295	262
	Citigroup Inc.	4.910%	5/24/33	255	247
	Citigroup Inc.	6.270%	11/17/33	350	374
	Citigroup Inc.	6.174%	5/25/34	225	228
[1]	Citigroup Inc.	3.878%	1/24/39	146	122
	Citigroup Inc.	8.125%	7/15/39	192	244
[1]	Citigroup Inc.	5.316%	3/26/41	150	145
	Citigroup Inc.	5.875%	1/30/42	180	187
	Citigroup Inc.	2.904%	11/3/42	155	109
	Citigroup Inc.	6.675%	9/13/43	125	133
	Citigroup Inc.	5.300%	5/6/44	90	82
	Citigroup Inc.	4.650%	7/30/45	95	84
	Citigroup Inc.	4.750%	5/18/46	260	219

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Citigroup Inc.	4.281%	4/24/48	50	42
	Citigroup Inc.	4.650%	7/23/48	295	262
[1]	Citizens Bank NA	2.250%	4/28/25	30	27
	Citizens Financial Group Inc.	3.250%	4/30/30	125	102
	CME Group Inc.	3.000%	3/15/25	40	39
	CME Group Inc.	2.650%	3/15/32	70	60
	CME Group Inc.	5.300%	9/15/43	38	39
	Commonwealth Bank of Australia	5.079%	1/10/25	30	30
	Cooperatieve Rabobank UA	1.375%	1/10/25	75	71
[1]	Cooperatieve Rabobank UA	3.375%	5/21/25	180	174
	Cooperatieve Rabobank UA	4.375%	8/4/25	65	63
[1]	Cooperatieve Rabobank UA	3.750%	7/21/26	195	183
[1]	Cooperatieve Rabobank UA	5.250%	5/24/41	155	161
	Cooperatieve Rabobank UA	5.750%	12/1/43	175	175
	Cooperatieve Rabobank UA	5.250%	8/4/45	120	111
[1]	Credit Suisse AG	3.625%	9/9/24	415	398
[1]	Credit Suisse AG	3.700%	2/21/25	500	475
	Credit Suisse AG	1.250%	8/7/26	40	34
	Credit Suisse AG	5.000%	7/9/27	250	242
	Credit Suisse AG	7.500%	2/15/28	245	260
	Credit Suisse Group AG	3.750%	3/26/25	265	250
	Credit Suisse Group AG	4.550%	4/17/26	265	250
	Credit Suisse Group AG	4.875%	5/15/45	210	178
[1]	Deutsche Bank AG	3.961%	11/26/25	85	81
	Deutsche Bank AG	1.686%	3/19/26	120	108
	Deutsche Bank AG	6.119%	7/14/26	70	69
	Deutsche Bank AG	2.129%	11/24/26	215	190
	Deutsche Bank AG	2.311%	11/16/27	271	233
	Deutsche Bank AG	2.552%	1/7/28	40	35
	Deutsche Bank AG	6.720%	1/18/29	210	211
[1]	Deutsche Bank AG	3.547%	9/18/31	185	154
	Deutsche Bank AG	3.729%	1/14/32	210	157
	Deutsche Bank AG	3.035%	5/28/32	120	95
	Deutsche Bank AG	4.875%	12/1/32	185	155
	Deutsche Bank AG	3.742%	1/7/33	30	22
	Deutsche Bank AG	7.079%	2/10/34	230	210
	Discover Bank	2.450%	9/12/24	105	99
[1]	Discover Bank	3.450%	7/27/26	135	124
[1]	Discover Bank	4.650%	9/13/28	75	70
	Discover Financial Services	4.100%	2/9/27	115	107
	Discover Financial Services	6.700%	11/29/32	115	119
	Equitable Holdings Inc.	4.350%	4/20/28	217	206
	Equitable Holdings Inc.	5.000%	4/20/48	156	132
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	110	77
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	155	99
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	75	73
	Fifth Third Bancorp	2.375%	1/28/25	375	349
	Fifth Third Bancorp	2.550%	5/5/27	125	110
	Fifth Third Bancorp	4.772%	7/28/30	110	103
	Fifth Third Bancorp	8.250%	3/1/38	95	107
[1]	Fifth Third Bank NA	3.950%	7/28/25	40	38
[1]	Fifth Third Bank NA	3.850%	3/15/26	135	123
	Franklin Resources Inc.	1.600%	10/30/30	120	94
	Global Payments Inc.	2.650%	2/15/25	77	73
	Global Payments Inc.	1.200%	3/1/26	120	107
	Global Payments Inc.	4.800%	4/1/26	115	113
	Global Payments Inc.	2.150%	1/15/27	70	63
	Global Payments Inc.	3.200%	8/15/29	150	131

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Global Payments Inc.	2.900%	5/15/30	155	131
	Global Payments Inc.	2.900%	11/15/31	70	57
	Global Payments Inc.	5.400%	8/15/32	110	107
	Global Payments Inc.	4.150%	8/15/49	135	99
	Global Payments Inc.	5.950%	8/15/52	35	33
	Goldman Sachs Capital I	6.345%	2/15/34	140	142
[1]	Goldman Sachs Group Inc.	3.850%	7/8/24	235	231
	Goldman Sachs Group Inc.	5.700%	11/1/24	140	140
	Goldman Sachs Group Inc.	3.500%	1/23/25	273	265
	Goldman Sachs Group Inc.	3.500%	4/1/25	414	400
	Goldman Sachs Group Inc.	3.750%	5/22/25	230	223
[1]	Goldman Sachs Group Inc.	3.272%	9/29/25	240	232
	Goldman Sachs Group Inc.	4.250%	10/21/25	125	122
	Goldman Sachs Group Inc.	0.855%	2/12/26	235	216
	Goldman Sachs Group Inc.	3.750%	2/25/26	275	266
	Goldman Sachs Group Inc.	3.500%	11/16/26	377	357
[1]	Goldman Sachs Group Inc.	1.093%	12/9/26	315	282
	Goldman Sachs Group Inc.	5.950%	1/15/27	115	118
	Goldman Sachs Group Inc.	3.850%	1/26/27	230	221
	Goldman Sachs Group Inc.	1.431%	3/9/27	315	283
	Goldman Sachs Group Inc.	1.542%	9/10/27	255	225
	Goldman Sachs Group Inc.	1.948%	10/21/27	450	401
	Goldman Sachs Group Inc.	2.640%	2/24/28	375	341
	Goldman Sachs Group Inc.	3.615%	3/15/28	250	236
[1]	Goldman Sachs Group Inc.	3.691%	6/5/28	390	368
	Goldman Sachs Group Inc.	4.482%	8/23/28	250	243
[1]	Goldman Sachs Group Inc.	3.814%	4/23/29	390	364
[1]	Goldman Sachs Group Inc.	4.223%	5/1/29	443	420
	Goldman Sachs Group Inc.	2.600%	2/7/30	220	189
	Goldman Sachs Group Inc.	3.800%	3/15/30	385	357
	Goldman Sachs Group Inc.	1.992%	1/27/32	260	206
	Goldman Sachs Group Inc.	2.615%	4/22/32	320	264
	Goldman Sachs Group Inc.	2.383%	7/21/32	550	443
	Goldman Sachs Group Inc.	2.650%	10/21/32	370	303
	Goldman Sachs Group Inc.	6.125%	2/15/33	260	277
	Goldman Sachs Group Inc.	3.102%	2/24/33	415	352
	Goldman Sachs Group Inc.	6.750%	10/1/37	530	566
[1]	Goldman Sachs Group Inc.	4.017%	10/31/38	155	131
[1]	Goldman Sachs Group Inc.	4.411%	4/23/39	35	30
	Goldman Sachs Group Inc.	6.250%	2/1/41	340	363
	Goldman Sachs Group Inc.	3.210%	4/22/42	275	201
	Goldman Sachs Group Inc.	2.908%	7/21/42	245	171
	Goldman Sachs Group Inc.	3.436%	2/24/43	125	93
[1]	Goldman Sachs Group Inc.	4.800%	7/8/44	215	194
	Goldman Sachs Group Inc.	5.150%	5/22/45	265	245
	Goldman Sachs Group Inc.	4.750%	10/21/45	190	170
	Hartford Financial Services Group Inc.	3.600%	8/19/49	120	90
	HSBC Holdings plc	4.250%	8/18/25	100	97
[1]	HSBC Holdings plc	2.633%	11/7/25	215	205
	HSBC Holdings plc	4.180%	12/9/25	300	294
	HSBC Holdings plc	4.300%	3/8/26	330	322
	HSBC Holdings plc	2.999%	3/10/26	275	261
[1]	HSBC Holdings plc	1.645%	4/18/26	150	138
	HSBC Holdings plc	3.900%	5/25/26	150	145
[1]	HSBC Holdings plc	2.099%	6/4/26	230	214
[1]	HSBC Holdings plc	4.292%	9/12/26	145	140
	HSBC Holdings plc	7.336%	11/3/26	125	130
	HSBC Holdings plc	4.375%	11/23/26	105	101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC Holdings plc	1.589%	5/24/27	380	337
	HSBC Holdings plc	2.251%	11/22/27	340	303
[1]	HSBC Holdings plc	4.041%	3/13/28	245	231
	HSBC Holdings plc	4.755%	6/9/28	255	247
	HSBC Holdings plc	5.210%	8/11/28	200	198
[1]	HSBC Holdings plc	2.013%	9/22/28	125	108
	HSBC Holdings plc	7.390%	11/3/28	190	203
	HSBC Holdings plc	6.161%	3/9/29	255	260
[1]	HSBC Holdings plc	4.583%	6/19/29	335	318
	HSBC Holdings plc	2.206%	8/17/29	230	194
	HSBC Holdings plc	4.950%	3/31/30	315	308
[1]	HSBC Holdings plc	3.973%	5/22/30	335	306
[1]	HSBC Holdings plc	2.848%	6/4/31	220	184
[1]	HSBC Holdings plc	2.357%	8/18/31	130	105
	HSBC Holdings plc	2.804%	5/24/32	235	191
	HSBC Holdings plc	2.871%	11/22/32	85	69
	HSBC Holdings plc	4.762%	3/29/33	265	240
	HSBC Holdings plc	5.402%	8/11/33	200	196
	HSBC Holdings plc	8.113%	11/3/33	255	284
	HSBC Holdings plc	6.254%	3/9/34	605	623
	HSBC Holdings plc	6.500%	5/2/36	65	67
	HSBC Holdings plc	6.500%	9/15/37	200	209
[1]	HSBC Holdings plc	6.500%	9/15/37	120	120
	HSBC Holdings plc	6.800%	6/1/38	100	106
	HSBC Holdings plc	6.100%	1/14/42	100	106
	HSBC Holdings plc	6.332%	3/9/44	240	248
	HSBC Holdings plc	5.250%	3/14/44	252	226
	Huntington Bancshares Inc.	2.625%	8/6/24	155	147
	Huntington Bancshares Inc.	4.443%	8/4/28	90	84
	Huntington Bancshares Inc.	2.550%	2/4/30	115	91
	Huntington National Bank	5.699%	11/18/25	40	38
	Huntington National Bank	4.552%	5/17/28	125	117
	Huntington National Bank	5.650%	1/10/30	100	96
	ING Groep NV	3.869%	3/28/26	110	106
	ING Groep NV	3.950%	3/29/27	260	248
	ING Groep NV	1.726%	4/1/27	185	166
	ING Groep NV	4.017%	3/28/28	80	76
	ING Groep NV	4.550%	10/2/28	70	68
	ING Groep NV	4.050%	4/9/29	60	57
	ING Groep NV	2.727%	4/1/32	85	70
	ING Groep NV	4.252%	3/28/33	125	114
	Intercontinental Exchange Inc.	3.650%	5/23/25	145	143
	Intercontinental Exchange Inc.	3.750%	12/1/25	130	127
	Intercontinental Exchange Inc.	4.000%	9/15/27	150	147
	Intercontinental Exchange Inc.	4.350%	6/15/29	85	84
	Intercontinental Exchange Inc.	2.100%	6/15/30	235	197
	Intercontinental Exchange Inc.	1.850%	9/15/32	260	202
	Intercontinental Exchange Inc.	4.600%	3/15/33	160	157
	Intercontinental Exchange Inc.	2.650%	9/15/40	100	71
	Intercontinental Exchange Inc.	4.250%	9/21/48	200	171
	Intercontinental Exchange Inc.	3.000%	6/15/50	140	96
	Intercontinental Exchange Inc.	4.950%	6/15/52	185	176
	Intercontinental Exchange Inc.	3.000%	9/15/60	205	129
	Intercontinental Exchange Inc.	5.200%	6/15/62	50	50
	JPMorgan Chase & Co.	3.875%	9/10/24	315	309
	JPMorgan Chase & Co.	3.125%	1/23/25	310	301
	JPMorgan Chase & Co.	0.824%	6/1/25	320	304
	JPMorgan Chase & Co.	3.845%	6/14/25	200	196

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	0.969%	6/23/25	325	309
	JPMorgan Chase & Co.	3.900%	7/15/25	350	344
	JPMorgan Chase & Co.	0.768%	8/9/25	355	334
[1]	JPMorgan Chase & Co.	2.301%	10/15/25	180	172
	JPMorgan Chase & Co.	1.561%	12/10/25	300	281
	JPMorgan Chase & Co.	5.546%	12/15/25	255	255
	JPMorgan Chase & Co.	2.595%	2/24/26	100	95
[1]	JPMorgan Chase & Co.	2.005%	3/13/26	180	169
	JPMorgan Chase & Co.	3.300%	4/1/26	365	351
[1]	JPMorgan Chase & Co.	2.083%	4/22/26	470	442
	JPMorgan Chase & Co.	4.080%	4/26/26	290	284
	JPMorgan Chase & Co.	3.200%	6/15/26	160	153
	JPMorgan Chase & Co.	2.950%	10/1/26	300	283
	JPMorgan Chase & Co.	1.045%	11/19/26	375	338
	JPMorgan Chase & Co.	4.125%	12/15/26	200	196
[1]	JPMorgan Chase & Co.	3.960%	1/29/27	320	309
	JPMorgan Chase & Co.	1.040%	2/4/27	180	161
	JPMorgan Chase & Co.	1.578%	4/22/27	400	359
	JPMorgan Chase & Co.	1.470%	9/22/27	225	199
	JPMorgan Chase & Co.	4.250%	10/1/27	170	166
	JPMorgan Chase & Co.	3.625%	12/1/27	135	128
[1]	JPMorgan Chase & Co.	3.782%	2/1/28	340	323
	JPMorgan Chase & Co.	2.947%	2/24/28	100	92
	JPMorgan Chase & Co.	4.323%	4/26/28	300	292
[1]	JPMorgan Chase & Co.	3.540%	5/1/28	355	335
[1]	JPMorgan Chase & Co.	2.182%	6/1/28	200	178
	JPMorgan Chase & Co.	4.851%	7/25/28	400	398
[1]	JPMorgan Chase & Co.	3.509%	1/23/29	355	331
[1]	JPMorgan Chase & Co.	4.005%	4/23/29	255	242
	JPMorgan Chase & Co.	2.069%	6/1/29	245	212
[1]	JPMorgan Chase & Co.	4.203%	7/23/29	265	254
[1]	JPMorgan Chase & Co.	4.452%	12/5/29	305	295
[1]	JPMorgan Chase & Co.	3.702%	5/6/30	310	287
	JPMorgan Chase & Co.	4.565%	6/14/30	190	184
[1]	JPMorgan Chase & Co.	2.739%	10/15/30	350	304
[1]	JPMorgan Chase & Co.	4.493%	3/24/31	395	381
[1]	JPMorgan Chase & Co.	2.522%	4/22/31	350	297
[1]	JPMorgan Chase & Co.	2.956%	5/13/31	375	320
	JPMorgan Chase & Co.	1.764%	11/19/31	230	182
	JPMorgan Chase & Co.	1.953%	2/4/32	405	323
	JPMorgan Chase & Co.	2.580%	4/22/32	340	283
	JPMorgan Chase & Co.	2.545%	11/8/32	315	258
	JPMorgan Chase & Co.	2.963%	1/25/33	330	279
	JPMorgan Chase & Co.	4.586%	4/26/33	245	234
	JPMorgan Chase & Co.	4.912%	7/25/33	440	431
	JPMorgan Chase & Co.	5.717%	9/14/33	360	364
[2]	JPMorgan Chase & Co.	5.350%	6/1/34	250	253
	JPMorgan Chase & Co.	6.400%	5/15/38	262	292
[1]	JPMorgan Chase & Co.	3.882%	7/24/38	285	245
	JPMorgan Chase & Co.	5.500%	10/15/40	125	127
[1]	JPMorgan Chase & Co.	3.109%	4/22/41	225	168
	JPMorgan Chase & Co.	5.600%	7/15/41	195	202
	JPMorgan Chase & Co.	2.525%	11/19/41	245	166
	JPMorgan Chase & Co.	5.400%	1/6/42	175	175
	JPMorgan Chase & Co.	3.157%	4/22/42	185	139
	JPMorgan Chase & Co.	5.625%	8/16/43	140	142
	JPMorgan Chase & Co.	4.850%	2/1/44	170	160
	JPMorgan Chase & Co.	4.950%	6/1/45	225	208

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	JPMorgan Chase & Co.	4.260%	2/22/48	170	146
[1]	JPMorgan Chase & Co.	4.032%	7/24/48	200	163
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	325	263
[1]	JPMorgan Chase & Co.	3.897%	1/23/49	120	96
[1]	JPMorgan Chase & Co.	3.109%	4/22/51	207	143
	JPMorgan Chase & Co.	3.328%	4/22/52	465	333
[1]	KeyBank NA	3.300%	6/1/25	120	108
[1]	KeyBank NA	4.150%	8/8/25	250	229
[1]	KeyBank NA	4.900%	8/8/32	75	60
	KeyBank NA	5.000%	1/26/33	100	88
[1]	KeyCorp	2.250%	4/6/27	80	66
[1]	KeyCorp	4.100%	4/30/28	95	83
[1]	KeyCorp	2.550%	10/1/29	80	62
[1]	KeyCorp	4.789%	6/1/33	130	112
	Lloyds Banking Group plc	4.500%	11/4/24	25	24
	Lloyds Banking Group plc	4.450%	5/8/25	180	176
[1]	Lloyds Banking Group plc	3.870%	7/9/25	120	117
[1]	Lloyds Banking Group plc	2.438%	2/5/26	260	245
	Lloyds Banking Group plc	3.511%	3/18/26	100	96
	Lloyds Banking Group plc	4.650%	3/24/26	215	205
	Lloyds Banking Group plc	4.716%	8/11/26	235	230
	Lloyds Banking Group plc	3.750%	1/11/27	175	166
	Lloyds Banking Group plc	1.627%	5/11/27	210	188
	Lloyds Banking Group plc	3.750%	3/18/28	40	37
	Lloyds Banking Group plc	4.375%	3/22/28	140	135
	Lloyds Banking Group plc	4.550%	8/16/28	120	115
[1]	Lloyds Banking Group plc	3.574%	11/7/28	225	206
	Lloyds Banking Group plc	5.871%	3/6/29	200	202
	Lloyds Banking Group plc	4.976%	8/11/33	65	62
	Lloyds Banking Group plc	7.953%	11/15/33	145	159
	Lloyds Banking Group plc	5.300%	12/1/45	60	52
	Lloyds Banking Group plc	3.369%	12/14/46	175	116
	Lloyds Banking Group plc	4.344%	1/9/48	160	120
	M&T Bank Corp.	5.053%	1/27/34	10	9
[1]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	135	126
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	290	275
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	250	234
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	155	151
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	155	129
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	85	78
	Mastercard Inc.	2.000%	3/3/25	10	10
	Mastercard Inc.	2.950%	11/21/26	90	86
	Mastercard Inc.	3.300%	3/26/27	215	207
	Mastercard Inc.	4.875%	3/9/28	170	174
	Mastercard Inc.	2.950%	6/1/29	61	56
	Mastercard Inc.	3.350%	3/26/30	165	155
	Mastercard Inc.	2.000%	11/18/31	110	92
	Mastercard Inc.	3.650%	6/1/49	195	160
	Mastercard Inc.	3.850%	3/26/50	125	106
	MetLife Inc.	4.550%	3/23/30	180	177
	MetLife Inc.	6.375%	6/15/34	55	61
	MetLife Inc.	5.700%	6/15/35	165	170
[1]	MetLife Inc.	6.400%	12/15/36	95	94
	MetLife Inc.	5.875%	2/6/41	90	92
	MetLife Inc.	4.125%	8/13/42	75	62
	MetLife Inc.	4.875%	11/13/43	105	95
	MetLife Inc.	4.050%	3/1/45	120	98
	MetLife Inc.	4.600%	5/13/46	80	70

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MetLife Inc.	5.000%	7/15/52	115	105
	MetLife Inc.	5.250%	1/15/54	75	71
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	123	119
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	290	274
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	198	192
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	195	179
	Mitsubishi UFJ Financial Group Inc.	4.788%	7/18/25	200	198
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	285	269
	Mitsubishi UFJ Financial Group Inc.	5.063%	9/12/25	230	228
	Mitsubishi UFJ Financial Group Inc.	0.962%	10/11/25	150	140
	Mitsubishi UFJ Financial Group Inc.	5.719%	2/20/26	100	100
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	225	217
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	25	23
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	95	92
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	355	314
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	80	75
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	140	123
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	360	324
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	120	115
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	200	198
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	145	139
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	50	50
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	250	251
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	235	219
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	195	174
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	60	51
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	200	163
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	145	116
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	175	146
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	110	109
	Mitsubishi UFJ Financial Group Inc.	5.472%	9/13/33	100	102
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/34	70	71
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	200	201
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	150	126
[1]	Mizuho Financial Group Inc.	2.226%	5/25/26	170	159
	Mizuho Financial Group Inc.	1.234%	5/22/27	215	190
	Mizuho Financial Group Inc.	1.554%	7/9/27	95	84
	Mizuho Financial Group Inc.	3.170%	9/11/27	135	125
	Mizuho Financial Group Inc.	4.018%	3/5/28	225	214
	Mizuho Financial Group Inc.	5.667%	5/27/29	10	10
[1]	Mizuho Financial Group Inc.	4.254%	9/11/29	350	331
[1]	Mizuho Financial Group Inc.	3.153%	7/16/30	100	88
[1]	Mizuho Financial Group Inc.	2.201%	7/10/31	160	129
[1]	Mizuho Financial Group Inc.	1.979%	9/8/31	75	59
	Mizuho Financial Group Inc.	2.564%	9/13/31	170	134
[1]	Morgan Stanley	3.700%	10/23/24	345	337
[1]	Morgan Stanley	2.720%	7/22/25	340	328
[1]	Morgan Stanley	4.000%	7/23/25	285	279
[1]	Morgan Stanley	0.864%	10/21/25	150	139
[1]	Morgan Stanley	1.164%	10/21/25	335	313
	Morgan Stanley	5.000%	11/24/25	210	210
[1]	Morgan Stanley	3.875%	1/27/26	310	302
[1]	Morgan Stanley	2.630%	2/18/26	255	242
[1]	Morgan Stanley	2.188%	4/28/26	375	354
	Morgan Stanley	4.679%	7/17/26	100	99
[1]	Morgan Stanley	3.125%	7/27/26	420	396
[1]	Morgan Stanley	4.350%	9/8/26	305	297
	Morgan Stanley	6.138%	10/16/26	200	204

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	0.985%	12/10/26	345	309
	Morgan Stanley	3.625%	1/20/27	341	327
	Morgan Stanley	5.050%	1/28/27	205	204
	Morgan Stanley	3.950%	4/23/27	335	319
	Morgan Stanley	1.593%	5/4/27	370	333
[1]	Morgan Stanley	1.512%	7/20/27	200	178
	Morgan Stanley	2.475%	1/21/28	135	122
	Morgan Stanley	4.210%	4/20/28	285	275
	Morgan Stanley	6.296%	10/18/28	135	140
[1]	Morgan Stanley	3.772%	1/24/29	450	422
	Morgan Stanley	5.123%	2/1/29	205	204
	Morgan Stanley	5.164%	4/20/29	270	269
[1]	Morgan Stanley	4.431%	1/23/30	400	384
[1]	Morgan Stanley	2.699%	1/22/31	350	299
[1]	Morgan Stanley	3.622%	4/1/31	280	253
[1]	Morgan Stanley	1.794%	2/13/32	310	241
	Morgan Stanley	7.250%	4/1/32	130	150
[1]	Morgan Stanley	1.928%	4/28/32	200	156
[1]	Morgan Stanley	2.239%	7/21/32	390	311
[1]	Morgan Stanley	2.511%	10/20/32	265	215
	Morgan Stanley	2.943%	1/21/33	290	242
	Morgan Stanley	4.889%	7/20/33	225	217
	Morgan Stanley	6.342%	10/18/33	275	295
	Morgan Stanley	5.250%	4/21/34	270	269
	Morgan Stanley	2.484%	9/16/36	510	385
	Morgan Stanley	5.297%	4/20/37	150	143
	Morgan Stanley	5.948%	1/19/38	155	153
[1]	Morgan Stanley	4.457%	4/22/39	115	103
	Morgan Stanley	3.217%	4/22/42	210	157
	Morgan Stanley	6.375%	7/24/42	250	275
	Morgan Stanley	4.300%	1/27/45	335	290
	Morgan Stanley	4.375%	1/22/47	270	235
[1]	Morgan Stanley	5.597%	3/24/51	240	248
[1]	Morgan Stanley	2.802%	1/25/52	280	180
[1,4]	Morgan Stanley, 3M USD LIBOR + 1.340%	3.591%	7/22/28	385	359
[1,4]	Morgan Stanley, 3M USD LIBOR + 1.455%	3.971%	7/22/38	340	289
	Morgan Stanley Bank NA	4.754%	4/21/26	50	50
	National Australia Bank Ltd.	5.132%	11/22/24	40	40
	National Australia Bank Ltd.	3.500%	6/9/25	95	92
	National Australia Bank Ltd.	3.375%	1/14/26	75	72
[1]	National Australia Bank Ltd.	2.500%	7/12/26	85	79
	National Australia Bank Ltd.	3.905%	6/9/27	40	39
	National Australia Bank Ltd.	4.944%	1/12/28	400	404
	National Bank of Canada	5.250%	1/17/25	10	10
	National Bank of Canada	3.750%	6/9/25	110	108
	NatWest Group plc	4.800%	4/5/26	285	281
	NatWest Group plc	7.472%	11/10/26	70	73
	NatWest Group plc	1.642%	6/14/27	30	27
[1]	NatWest Group plc	3.073%	5/22/28	180	164
	NatWest Group plc	5.516%	9/30/28	25	25
[1]	NatWest Group plc	4.892%	5/18/29	250	242
[1]	NatWest Group plc	3.754%	11/1/29	95	89
[1]	NatWest Group plc	5.076%	1/27/30	265	257
[1]	NatWest Group plc	4.445%	5/8/30	145	136
	NatWest Group plc	6.016%	3/2/34	100	102
[1]	NatWest Group plc	3.032%	11/28/35	130	100
	Nomura Holdings Inc.	2.648%	1/16/25	85	81
	Nomura Holdings Inc.	5.099%	7/3/25	75	74

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nomura Holdings Inc.	1.851%	7/16/25	195	179
	Nomura Holdings Inc.	1.653%	7/14/26	185	163
	Nomura Holdings Inc.	2.329%	1/22/27	200	178
	Nomura Holdings Inc.	2.172%	7/14/28	150	127
	Nomura Holdings Inc.	3.103%	1/16/30	115	98
	Nomura Holdings Inc.	2.679%	7/16/30	85	70
	Nomura Holdings Inc.	2.608%	7/14/31	130	104
	Nomura Holdings Inc.	2.999%	1/22/32	35	28
	Nomura Holdings Inc.	6.181%	1/18/33	35	36
	Northern Trust Corp.	3.950%	10/30/25	115	111
	Northern Trust Corp.	4.000%	5/10/27	135	131
	Northern Trust Corp.	1.950%	5/1/30	80	66
	Northern Trust Corp.	6.125%	11/2/32	100	105
	PayPal Holdings Inc.	2.400%	10/1/24	180	174
	PayPal Holdings Inc.	1.650%	6/1/25	85	80
	PayPal Holdings Inc.	2.650%	10/1/26	135	127
	PayPal Holdings Inc.	2.850%	10/1/29	135	120
	PayPal Holdings Inc.	2.300%	6/1/30	140	119
	PayPal Holdings Inc.	4.400%	6/1/32	105	101
	PayPal Holdings Inc.	3.250%	6/1/50	180	127
	PayPal Holdings Inc.	5.050%	6/1/52	95	89
[1]	PNC Bank NA	2.950%	2/23/25	90	85
[1]	PNC Bank NA	3.100%	10/25/27	60	55
[1]	PNC Bank NA	4.050%	7/26/28	205	190
[1]	PNC Bank NA	2.700%	10/22/29	50	43
	PNC Financial Services Group Inc.	5.671%	10/28/25	115	115
	PNC Financial Services Group Inc.	2.600%	7/23/26	175	162
	PNC Financial Services Group Inc.	4.758%	1/26/27	140	138
	PNC Financial Services Group Inc.	3.150%	5/19/27	71	66
	PNC Financial Services Group Inc.	5.354%	12/2/28	110	110
	PNC Financial Services Group Inc.	3.450%	4/23/29	345	315
	PNC Financial Services Group Inc.	2.550%	1/22/30	185	156
	PNC Financial Services Group Inc.	2.307%	4/23/32	50	40
	PNC Financial Services Group Inc.	4.626%	6/6/33	85	77
	PNC Financial Services Group Inc.	6.037%	10/28/33	185	191
	PNC Financial Services Group Inc.	5.068%	1/24/34	105	101
	Progressive Corp.	4.125%	4/15/47	200	168
[1]	Prudential Financial Inc.	5.700%	12/14/36	200	210
[1]	Prudential Financial Inc.	5.375%	5/15/45	90	86
[1]	Prudential Financial Inc.	4.500%	9/15/47	50	47
	Prudential Financial Inc.	3.905%	12/7/47	150	116
[1]	Prudential Financial Inc.	5.700%	9/15/48	120	116
	Prudential Financial Inc.	3.935%	12/7/49	120	94
[1]	Prudential Financial Inc.	4.350%	2/25/50	115	97
[1]	Prudential Financial Inc.	3.700%	10/1/50	15	13
[1]	Prudential Financial Inc.	3.700%	3/13/51	45	34
	Prudential Financial Inc.	5.125%	3/1/52	220	197
	Prudential Financial Inc.	6.000%	9/1/52	100	97
	Prudential Funding Asia plc	3.125%	4/14/30	140	125
	Raymond James Financial Inc.	4.950%	7/15/46	100	89
	Raymond James Financial Inc.	3.750%	4/1/51	140	102
	Regions Financial Corp.	2.250%	5/18/25	105	97
[1]	Royal Bank of Canada	2.550%	7/16/24	155	150
[1]	Royal Bank of Canada	3.970%	7/26/24	70	69
	Royal Bank of Canada	0.650%	7/29/24	155	147
[1]	Royal Bank of Canada	0.750%	10/7/24	145	136
[1]	Royal Bank of Canada	5.660%	10/25/24	145	146
[1]	Royal Bank of Canada	2.250%	11/1/24	245	235

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Royal Bank of Canada	1.600%	1/21/25	60	57
	Royal Bank of Canada	3.375%	4/14/25	215	208
[1]	Royal Bank of Canada	4.950%	4/25/25	110	109
[1]	Royal Bank of Canada	1.150%	6/10/25	200	185
[1]	Royal Bank of Canada	4.875%	1/12/26	105	104
[1]	Royal Bank of Canada	0.875%	1/20/26	190	171
[1]	Royal Bank of Canada	4.650%	1/27/26	95	93
	Royal Bank of Canada	1.200%	4/27/26	150	135
[1]	Royal Bank of Canada	1.150%	7/14/26	135	121
[1]	Royal Bank of Canada	1.400%	11/2/26	139	124
	Royal Bank of Canada	3.625%	5/4/27	205	195
[1]	Royal Bank of Canada	4.240%	8/3/27	210	204
[1]	Royal Bank of Canada	6.000%	11/1/27	165	171
[1]	Royal Bank of Canada	4.900%	1/12/28	105	104
[1]	Royal Bank of Canada	2.300%	11/3/31	130	106
	Royal Bank of Canada	3.875%	5/4/32	95	87
[1]	Royal Bank of Canada	5.000%	2/1/33	115	113
[1]	Royal Bank of Canada	5.000%	5/2/33	110	108
	Santander Holdings USA Inc.	3.450%	6/2/25	140	133
	Santander Holdings USA Inc.	4.500%	7/17/25	110	106
	Santander Holdings USA Inc.	3.244%	10/5/26	65	59
	Santander Holdings USA Inc.	4.400%	7/13/27	140	133
	Santander Holdings USA Inc.	2.490%	1/6/28	80	70
	Santander Holdings USA Inc.	6.499%	3/9/29	120	122
[1]	Santander UK Group Holdings plc	1.532%	8/21/26	115	103
	Santander UK Group Holdings plc	6.833%	11/21/26	200	202
	Santander UK Group Holdings plc	1.673%	6/14/27	170	147
	Santander UK Group Holdings plc	2.469%	1/11/28	110	97
[1]	Santander UK Group Holdings plc	3.823%	11/3/28	150	137
	Santander UK Group Holdings plc	6.534%	1/10/29	40	41
	State Street Corp.	3.300%	12/16/24	100	97
	State Street Corp.	3.550%	8/18/25	135	131
[1]	State Street Corp.	2.354%	11/1/25	85	81
	State Street Corp.	5.104%	5/18/26	85	85
	State Street Corp.	2.650%	5/19/26	75	71
	State Street Corp.	2.400%	1/24/30	190	163
	State Street Corp.	2.200%	3/3/31	140	113
	State Street Corp.	4.164%	8/4/33	95	88
	State Street Corp.	5.159%	5/18/34	85	85
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	235	227
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	100	96
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	130	123
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	210	193
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	135	121
	Sumitomo Mitsui Financial Group Inc.	5.464%	1/13/26	200	201
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	145	140
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	210	194
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	515	455
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	220	205
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	60	57
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	125	118
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	150	140
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	100	102
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	160	149
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	25	24
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	170	144
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	355	314
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	50	51

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	100	87
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	190	156
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	145	116
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	101	81
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	200	209
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	55	39
[1]	Synchrony Bank	5.400%	8/22/25	250	238
	Synchrony Financial	4.250%	8/15/24	130	123
	Synchrony Financial	4.875%	6/13/25	10	9
	Synchrony Financial	4.500%	7/23/25	82	76
	Synchrony Financial	3.950%	12/1/27	75	65
	Synchrony Financial	2.875%	10/28/31	70	51
[1]	Toronto-Dominion Bank	0.700%	9/10/24	20	19
[1]	Toronto-Dominion Bank	4.285%	9/13/24	145	143
[1]	Toronto-Dominion Bank	1.450%	1/10/25	225	212
	Toronto-Dominion Bank	3.766%	6/6/25	165	160
[1]	Toronto-Dominion Bank	1.150%	6/12/25	50	46
[1]	Toronto-Dominion Bank	0.750%	9/11/25	135	122
[1]	Toronto-Dominion Bank	0.750%	1/6/26	230	206
	Toronto-Dominion Bank	5.103%	1/9/26	140	140
[1]	Toronto-Dominion Bank	1.200%	6/3/26	180	160
[1]	Toronto-Dominion Bank	1.250%	9/10/26	130	115
[1]	Toronto-Dominion Bank	1.950%	1/12/27	140	126
[1]	Toronto-Dominion Bank	2.800%	3/10/27	160	147
	Toronto-Dominion Bank	4.108%	6/8/27	150	144
[1]	Toronto-Dominion Bank	4.693%	9/15/27	90	88
	Toronto-Dominion Bank	5.156%	1/10/28	105	105
[1]	Toronto-Dominion Bank	2.000%	9/10/31	130	103
[1]	Toronto-Dominion Bank	3.625%	9/15/31	130	121
[1]	Toronto-Dominion Bank	3.200%	3/10/32	265	229
	Toronto-Dominion Bank	4.456%	6/8/32	190	180
[1]	Travelers Cos. Inc.	6.250%	6/15/37	120	133
	Travelers Cos. Inc.	5.350%	11/1/40	30	31
	Travelers Cos. Inc.	3.050%	6/8/51	75	52
[1]	Truist Bank	2.150%	12/6/24	155	146
[1]	Truist Bank	1.500%	3/10/25	140	129
[1]	Truist Bank	3.625%	9/16/25	155	145
[1]	Truist Bank	3.300%	5/15/26	170	155
[1]	Truist Bank	3.800%	10/30/26	115	105
[1]	Truist Bank	2.636%	9/17/29	10	9
[1]	Truist Bank	2.250%	3/11/30	245	195
[1]	Truist Financial Corp.	2.500%	8/1/24	95	91
[1]	Truist Financial Corp.	2.850%	10/26/24	125	120
	Truist Financial Corp.	4.000%	5/1/25	10	10
[1]	Truist Financial Corp.	3.700%	6/5/25	80	77
[1]	Truist Financial Corp.	1.200%	8/5/25	115	104
[1]	Truist Financial Corp.	4.260%	7/28/26	100	96
[1]	Truist Financial Corp.	1.267%	3/2/27	115	102
[1]	Truist Financial Corp.	4.123%	6/6/28	50	47
[1]	Truist Financial Corp.	4.873%	1/26/29	100	97
[1]	Truist Financial Corp.	1.887%	6/7/29	100	83
[1]	Truist Financial Corp.	1.950%	6/5/30	25	20
[1]	Truist Financial Corp.	4.916%	7/28/33	90	82
[1]	Truist Financial Corp.	6.123%	10/28/33	305	313
[1]	Truist Financial Corp.	5.122%	1/26/34	70	67
	US Bancorp	2.400%	7/30/24	155	149
[1]	US Bancorp	3.600%	9/11/24	100	97
	US Bancorp	1.450%	5/12/25	100	92

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	US Bancorp	3.950%	11/17/25	225	218
[1]	US Bancorp	3.100%	4/27/26	170	157
[1]	US Bancorp	2.375%	7/22/26	105	97
	US Bancorp	5.727%	10/21/26	25	25
[1]	US Bancorp	3.150%	4/27/27	170	159
[1]	US Bancorp	2.215%	1/27/28	120	107
[1]	US Bancorp	3.900%	4/26/28	90	85
[1]	US Bancorp	4.548%	7/22/28	100	96
	US Bancorp	4.653%	2/1/29	50	48
[1]	US Bancorp	3.000%	7/30/29	110	94
[1]	US Bancorp	1.375%	7/22/30	133	101
[1]	US Bancorp	2.677%	1/27/33	95	76
[1]	US Bancorp	4.967%	7/22/33	170	154
	US Bancorp	5.850%	10/21/33	500	504
	US Bancorp	4.839%	2/1/34	35	33
	US Bancorp	2.491%	11/3/36	130	96
[1]	US Bank NA	2.050%	1/21/25	115	109
[1]	US Bank NA	2.800%	1/27/25	105	100
	Visa Inc.	3.150%	12/14/25	350	338
	Visa Inc.	1.900%	4/15/27	230	212
	Visa Inc.	2.750%	9/15/27	180	170
	Visa Inc.	2.050%	4/15/30	185	160
	Visa Inc.	1.100%	2/15/31	90	71
	Visa Inc.	4.150%	12/14/35	260	251
	Visa Inc.	2.700%	4/15/40	50	38
	Visa Inc.	4.300%	12/14/45	350	325
	Visa Inc.	3.650%	9/15/47	175	148
	Visa Inc.	2.000%	8/15/50	140	86
	Wachovia Corp.	5.500%	8/1/35	225	221
[1]	Wells Fargo & Co.	3.300%	9/9/24	245	239
[1]	Wells Fargo & Co.	3.000%	2/19/25	85	82
[1]	Wells Fargo & Co.	3.550%	9/29/25	770	744
[1]	Wells Fargo & Co.	2.406%	10/30/25	700	669
[1]	Wells Fargo & Co.	2.164%	2/11/26	720	680
	Wells Fargo & Co.	3.000%	4/22/26	390	369
[1]	Wells Fargo & Co.	3.908%	4/25/26	50	49
[1]	Wells Fargo & Co.	2.188%	4/30/26	85	80
[1]	Wells Fargo & Co.	4.100%	6/3/26	155	149
[1]	Wells Fargo & Co.	4.540%	8/15/26	140	138
	Wells Fargo & Co.	3.000%	10/23/26	160	149
[1]	Wells Fargo & Co.	3.196%	6/17/27	350	329
[1]	Wells Fargo & Co.	4.300%	7/22/27	95	92
[1]	Wells Fargo & Co.	3.526%	3/24/28	620	582
[1]	Wells Fargo & Co.	3.584%	5/22/28	130	122
[1]	Wells Fargo & Co.	2.393%	6/2/28	600	537
[1]	Wells Fargo & Co.	4.808%	7/25/28	445	439
[1]	Wells Fargo & Co.	4.150%	1/24/29	95	90
[1]	Wells Fargo & Co.	2.879%	10/30/30	450	389
[1]	Wells Fargo & Co.	2.572%	2/11/31	335	283
[1]	Wells Fargo & Co.	4.478%	4/4/31	325	309
[1]	Wells Fargo & Co.	3.350%	3/2/33	450	386
[1]	Wells Fargo & Co.	4.897%	7/25/33	445	430
	Wells Fargo & Co.	5.389%	4/24/34	420	420
[1]	Wells Fargo & Co.	3.068%	4/30/41	450	327
	Wells Fargo & Co.	5.375%	11/2/43	255	240
	Wells Fargo & Co.	5.606%	1/15/44	220	210
[1]	Wells Fargo & Co.	4.650%	11/4/44	180	152
	Wells Fargo & Co.	3.900%	5/1/45	155	123

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Wells Fargo & Co.	4.900%	11/17/45	250	218
[1]	Wells Fargo & Co.	4.400%	6/14/46	210	169
[1]	Wells Fargo & Co.	4.750%	12/7/46	145	122
[1]	Wells Fargo & Co.	5.013%	4/4/51	510	465
[1]	Wells Fargo & Co.	4.611%	4/25/53	470	406
[1]	Wells Fargo Bank NA	5.850%	2/1/37	50	51
[1]	Wells Fargo Bank NA	6.600%	1/15/38	270	298
	Westpac Banking Corp.	5.350%	10/18/24	110	110
	Westpac Banking Corp.	1.019%	11/18/24	80	76
	Westpac Banking Corp.	2.350%	2/19/25	90	86
	Westpac Banking Corp.	2.850%	5/13/26	205	195
	Westpac Banking Corp.	1.150%	6/3/26	150	135
	Westpac Banking Corp.	2.700%	8/19/26	80	75
	Westpac Banking Corp.	3.350%	3/8/27	135	129
	Westpac Banking Corp.	4.043%	8/26/27	50	49
	Westpac Banking Corp.	5.457%	11/18/27	300	309
	Westpac Banking Corp.	3.400%	1/25/28	50	47
	Westpac Banking Corp.	1.953%	11/20/28	280	242
	Westpac Banking Corp.	2.650%	1/16/30	45	40
[1]	Westpac Banking Corp.	2.894%	2/4/30	200	187
	Westpac Banking Corp.	2.150%	6/3/31	80	67
[1]	Westpac Banking Corp.	4.322%	11/23/31	205	191
	Westpac Banking Corp.	5.405%	8/10/33	90	85
	Westpac Banking Corp.	4.110%	7/24/34	125	111
	Westpac Banking Corp.	2.668%	11/15/35	175	135
	Westpac Banking Corp.	3.020%	11/18/36	155	119
	Westpac Banking Corp.	4.421%	7/24/39	110	91
	Westpac Banking Corp.	2.963%	11/16/40	90	60
	Westpac Banking Corp.	3.133%	11/18/41	100	67
	Willis North America Inc.	4.650%	6/15/27	145	141
	Willis North America Inc.	5.350%	5/15/33	50	49
					170,058
Health Care (15.5%)
	Abbott Laboratories	2.950%	3/15/25	190	185
	Abbott Laboratories	3.750%	11/30/26	130	128
[5]	Abbott Laboratories	4.750%	11/30/36	135	136
	Abbott Laboratories	4.900%	11/30/46	355	354
	AbbVie Inc.	2.600%	11/21/24	490	472
	AbbVie Inc.	3.800%	3/15/25	340	332
	AbbVie Inc.	3.600%	5/14/25	442	431
	AbbVie Inc.	3.200%	5/14/26	190	182
	AbbVie Inc.	2.950%	11/21/26	325	307
	AbbVie Inc.	4.250%	11/14/28	180	176
	AbbVie Inc.	3.200%	11/21/29	560	508
	AbbVie Inc.	4.550%	3/15/35	255	242
	AbbVie Inc.	4.500%	5/14/35	325	308
	AbbVie Inc.	4.300%	5/14/36	230	212
	AbbVie Inc.	4.050%	11/21/39	295	253
	AbbVie Inc.	4.400%	11/6/42	310	272
	AbbVie Inc.	4.850%	6/15/44	160	147
	AbbVie Inc.	4.750%	3/15/45	140	126
	AbbVie Inc.	4.700%	5/14/45	380	342
	AbbVie Inc.	4.450%	5/14/46	325	280
	AbbVie Inc.	4.875%	11/14/48	155	144
	AbbVie Inc.	4.250%	11/21/49	515	436
	Aetna Inc.	3.500%	11/15/24	90	88
	Aetna Inc.	6.625%	6/15/36	100	110
	Aetna Inc.	3.875%	8/15/47	110	84

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Agilent Technologies Inc.	2.300%	3/12/31	115	95
AmerisourceBergen Corp.	3.450%	12/15/27	160	152
AmerisourceBergen Corp.	2.700%	3/15/31	85	73
Amgen Inc.	5.250%	3/2/25	120	120
Amgen Inc.	3.125%	5/1/25	110	106
Amgen Inc.	2.600%	8/19/26	185	173
Amgen Inc.	2.200%	2/21/27	265	243
Amgen Inc.	3.200%	11/2/27	195	183
Amgen Inc.	5.150%	3/2/28	475	479
Amgen Inc.	1.650%	8/15/28	75	65
Amgen Inc.	3.000%	2/22/29	105	96
Amgen Inc.	4.050%	8/18/29	105	100
Amgen Inc.	2.450%	2/21/30	145	125
Amgen Inc.	5.250%	3/2/30	325	328
Amgen Inc.	2.300%	2/25/31	150	125
Amgen Inc.	2.000%	1/15/32	115	91
Amgen Inc.	3.350%	2/22/32	65	58
Amgen Inc.	4.200%	3/1/33	50	47
Amgen Inc.	5.250%	3/2/33	525	527
Amgen Inc.	3.150%	2/21/40	200	151
Amgen Inc.	2.800%	8/15/41	130	91
Amgen Inc.	5.600%	3/2/43	185	183
Amgen Inc.	4.400%	5/1/45	345	292
Amgen Inc.	4.563%	6/15/48	195	170
Amgen Inc.	3.375%	2/21/50	175	125
Amgen Inc.	4.663%	6/15/51	360	316
Amgen Inc.	3.000%	1/15/52	170	111
Amgen Inc.	4.200%	2/22/52	150	122
Amgen Inc.	4.875%	3/1/53	20	18
Amgen Inc.	5.650%	3/2/53	540	540
Amgen Inc.	2.770%	9/1/53	250	153
Amgen Inc.	4.400%	2/22/62	40	32
Amgen Inc.	5.750%	3/2/63	350	348
AstraZeneca Finance LLC	1.200%	5/28/26	105	95
AstraZeneca Finance LLC	4.875%	3/3/28	120	122
AstraZeneca Finance LLC	1.750%	5/28/28	145	127
AstraZeneca Finance LLC	2.250%	5/28/31	70	59
AstraZeneca plc	3.375%	11/16/25	230	223
AstraZeneca plc	0.700%	4/8/26	125	113
AstraZeneca plc	3.125%	6/12/27	125	119
AstraZeneca plc	4.000%	1/17/29	110	108
AstraZeneca plc	1.375%	8/6/30	110	89
AstraZeneca plc	6.450%	9/15/37	280	323
AstraZeneca plc	4.000%	9/18/42	145	128
AstraZeneca plc	4.375%	11/16/45	100	92
AstraZeneca plc	4.375%	8/17/48	107	98
AstraZeneca plc	3.000%	5/28/51	125	91
Baxalta Inc.	4.000%	6/23/25	205	200
Baxter International Inc.	1.322%	11/29/24	135	127
Baxter International Inc.	2.600%	8/15/26	116	108
Baxter International Inc.	1.915%	2/1/27	165	147
Baxter International Inc.	2.272%	12/1/28	95	82
Baxter International Inc.	2.539%	2/1/32	220	178
Baxter International Inc.	3.132%	12/1/51	55	35
Becton Dickinson & Co.	3.734%	12/15/24	100	98
Becton Dickinson & Co.	3.700%	6/6/27	189	181
Becton Dickinson & Co.	4.693%	2/13/28	35	35
Becton Dickinson & Co.	2.823%	5/20/30	150	132

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Becton Dickinson & Co.	1.957%	2/11/31	185	150
	Becton Dickinson & Co.	4.685%	12/15/44	55	49
	Becton Dickinson & Co.	4.669%	6/6/47	190	171
	Biogen Inc.	4.050%	9/15/25	55	54
	Biogen Inc.	2.250%	5/1/30	475	398
	Biogen Inc.	3.150%	5/1/50	140	94
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	115	101
	Boston Scientific Corp.	2.650%	6/1/30	185	162
	Bristol-Myers Squibb Co.	2.900%	7/26/24	265	259
	Bristol-Myers Squibb Co.	0.750%	11/13/25	125	114
	Bristol-Myers Squibb Co.	3.200%	6/15/26	237	229
	Bristol-Myers Squibb Co.	1.125%	11/13/27	95	83
	Bristol-Myers Squibb Co.	3.900%	2/20/28	125	123
	Bristol-Myers Squibb Co.	3.400%	7/26/29	257	242
	Bristol-Myers Squibb Co.	1.450%	11/13/30	85	69
	Bristol-Myers Squibb Co.	2.950%	3/15/32	130	115
	Bristol-Myers Squibb Co.	4.125%	6/15/39	235	213
	Bristol-Myers Squibb Co.	2.350%	11/13/40	70	49
	Bristol-Myers Squibb Co.	3.550%	3/15/42	200	164
	Bristol-Myers Squibb Co.	4.350%	11/15/47	160	142
	Bristol-Myers Squibb Co.	4.550%	2/20/48	157	144
	Bristol-Myers Squibb Co.	4.250%	10/26/49	425	370
	Bristol-Myers Squibb Co.	2.550%	11/13/50	140	89
	Bristol-Myers Squibb Co.	3.700%	3/15/52	205	164
	Bristol-Myers Squibb Co.	3.900%	3/15/62	150	117
	Cardinal Health Inc.	3.079%	6/15/24	110	107
	Cardinal Health Inc.	3.410%	6/15/27	40	38
	Centene Corp.	4.250%	12/15/27	45	42
	Centene Corp.	2.450%	7/15/28	215	185
	Centene Corp.	4.625%	12/15/29	205	190
	Centene Corp.	3.375%	2/15/30	620	534
	Centene Corp.	3.000%	10/15/30	10	8
	Centene Corp.	2.500%	3/1/31	25	20
	Centene Corp.	2.625%	8/1/31	485	388
[1]	Cigna Group	3.250%	4/15/25	145	140
	Cigna Group	4.125%	11/15/25	140	137
[1]	Cigna Group	4.500%	2/25/26	237	234
[1]	Cigna Group	3.400%	3/1/27	75	71
	Cigna Group	4.375%	10/15/28	305	297
	Cigna Group	2.400%	3/15/30	231	197
	Cigna Group	2.375%	3/15/31	195	163
	Cigna Group	5.400%	3/15/33	70	71
	Cigna Group	4.800%	8/15/38	235	221
	Cigna Group	3.200%	3/15/40	50	38
[1]	Cigna Group	4.800%	7/15/46	150	134
[1]	Cigna Group	3.875%	10/15/47	135	105
	Cigna Group	4.900%	12/15/48	325	295
	Cigna Group	3.400%	3/15/50	225	160
	Cigna Group	3.400%	3/15/51	165	118
	CVS Health Corp.	2.625%	8/15/24	75	73
	CVS Health Corp.	4.100%	3/25/25	100	99
	CVS Health Corp.	3.875%	7/20/25	310	303
	CVS Health Corp.	5.000%	2/20/26	90	90
	CVS Health Corp.	2.875%	6/1/26	232	219
	CVS Health Corp.	3.000%	8/15/26	175	165
	CVS Health Corp.	3.625%	4/1/27	180	172
	CVS Health Corp.	1.300%	8/21/27	185	160
	CVS Health Corp.	4.300%	3/25/28	245	239

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	CVS Health Corp.	5.000%	1/30/29	115	115
	CVS Health Corp.	3.250%	8/15/29	270	245
	CVS Health Corp.	5.125%	2/21/30	100	100
	CVS Health Corp.	3.750%	4/1/30	230	212
	CVS Health Corp.	1.750%	8/21/30	190	153
[2]	CVS Health Corp.	5.250%	1/30/31	85	85
	CVS Health Corp.	1.875%	2/28/31	85	68
	CVS Health Corp.	2.125%	9/15/31	50	40
	CVS Health Corp.	5.250%	2/21/33	500	501
[2]	CVS Health Corp.	5.300%	6/1/33	140	140
	CVS Health Corp.	4.780%	3/25/38	565	523
	CVS Health Corp.	4.125%	4/1/40	125	104
	CVS Health Corp.	2.700%	8/21/40	160	110
	CVS Health Corp.	5.300%	12/5/43	60	56
	CVS Health Corp.	5.125%	7/20/45	345	314
	CVS Health Corp.	5.050%	3/25/48	940	849
	CVS Health Corp.	4.250%	4/1/50	165	134
	CVS Health Corp.	5.625%	2/21/53	25	24
[2]	CVS Health Corp.	6.000%	6/1/63	85	85
	Danaher Corp.	2.600%	10/1/50	145	95
	Danaher Corp.	2.800%	12/10/51	20	13
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	45	39
	DH Europe Finance II Sarl	2.600%	11/15/29	145	129
	DH Europe Finance II Sarl	3.250%	11/15/39	115	93
	DH Europe Finance II Sarl	3.400%	11/15/49	115	88
	Elevance Health Inc.	3.500%	8/15/24	75	73
	Elevance Health Inc.	3.350%	12/1/24	105	102
	Elevance Health Inc.	2.375%	1/15/25	170	162
	Elevance Health Inc.	1.500%	3/15/26	50	46
	Elevance Health Inc.	3.650%	12/1/27	122	116
	Elevance Health Inc.	4.101%	3/1/28	145	141
	Elevance Health Inc.	2.875%	9/15/29	110	99
	Elevance Health Inc.	2.250%	5/15/30	135	114
	Elevance Health Inc.	2.550%	3/15/31	115	97
	Elevance Health Inc.	4.750%	2/15/33	80	78
	Elevance Health Inc.	4.625%	5/15/42	140	125
	Elevance Health Inc.	4.650%	1/15/43	145	131
	Elevance Health Inc.	4.650%	8/15/44	100	89
	Elevance Health Inc.	4.375%	12/1/47	205	176
	Elevance Health Inc.	4.550%	3/1/48	105	92
	Elevance Health Inc.	3.700%	9/15/49	95	73
	Elevance Health Inc.	3.125%	5/15/50	90	62
	Elevance Health Inc.	3.600%	3/15/51	115	87
	Elevance Health Inc.	6.100%	10/15/52	70	75
	Elevance Health Inc.	5.125%	2/15/53	105	101
	Eli Lilly & Co.	3.375%	3/15/29	77	73
	Eli Lilly & Co.	4.700%	2/27/33	30	31
	Eli Lilly & Co.	2.250%	5/15/50	186	119
	Eli Lilly & Co.	4.875%	2/27/53	275	277
	Eli Lilly & Co.	2.500%	9/15/60	165	101
	Eli Lilly & Co.	4.950%	2/27/63	50	50
[3]	GE HealthCare Technologies Inc.	5.650%	11/15/27	410	418
[3]	GE HealthCare Technologies Inc.	5.905%	11/22/32	35	37
[3]	GE HealthCare Technologies Inc.	6.377%	11/22/52	200	218
	Gilead Sciences Inc.	3.500%	2/1/25	130	127
	Gilead Sciences Inc.	3.650%	3/1/26	222	216
	Gilead Sciences Inc.	2.950%	3/1/27	125	118
	Gilead Sciences Inc.	1.200%	10/1/27	160	139

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gilead Sciences Inc.	1.650%	10/1/30	135	110
	Gilead Sciences Inc.	4.600%	9/1/35	165	159
	Gilead Sciences Inc.	4.000%	9/1/36	90	82
	Gilead Sciences Inc.	2.600%	10/1/40	60	43
	Gilead Sciences Inc.	5.650%	12/1/41	85	89
	Gilead Sciences Inc.	4.800%	4/1/44	255	240
	Gilead Sciences Inc.	4.500%	2/1/45	160	144
	Gilead Sciences Inc.	4.750%	3/1/46	240	224
	Gilead Sciences Inc.	4.150%	3/1/47	185	158
	Gilead Sciences Inc.	2.800%	10/1/50	205	136
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	110	108
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	165	160
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	280	321
	GlaxoSmithKline Capital plc	3.375%	6/1/29	90	85
	HCA Inc.	5.375%	2/1/25	275	273
	HCA Inc.	5.250%	4/15/25	220	218
	HCA Inc.	5.875%	2/15/26	170	171
	HCA Inc.	5.250%	6/15/26	175	174
	HCA Inc.	5.375%	9/1/26	100	100
	HCA Inc.	4.500%	2/15/27	95	93
[3]	HCA Inc.	3.125%	3/15/27	185	171
	HCA Inc.	5.625%	9/1/28	155	156
	HCA Inc.	5.875%	2/1/29	150	152
	HCA Inc.	4.125%	6/15/29	210	195
	HCA Inc.	3.500%	9/1/30	340	300
	HCA Inc.	2.375%	7/15/31	95	76
[3]	HCA Inc.	3.625%	3/15/32	195	170
	HCA Inc.	5.500%	6/1/33	150	150
	HCA Inc.	5.125%	6/15/39	135	123
	HCA Inc.	5.500%	6/15/47	180	165
	HCA Inc.	5.250%	6/15/49	240	212
	HCA Inc.	3.500%	7/15/51	165	111
[3]	HCA Inc.	4.625%	3/15/52	205	165
	HCA Inc.	5.900%	6/1/53	100	96
	Humana Inc.	1.350%	2/3/27	140	123
	Humana Inc.	3.700%	3/23/29	240	223
	Humana Inc.	2.150%	2/3/32	95	76
	Humana Inc.	5.875%	3/1/33	10	11
	Humana Inc.	4.950%	10/1/44	108	98
	Johnson & Johnson	2.625%	1/15/25	60	58
	Johnson & Johnson	0.550%	9/1/25	90	83
	Johnson & Johnson	2.450%	3/1/26	250	238
	Johnson & Johnson	2.950%	3/3/27	115	111
	Johnson & Johnson	0.950%	9/1/27	75	66
	Johnson & Johnson	2.900%	1/15/28	215	205
	Johnson & Johnson	1.300%	9/1/30	150	124
	Johnson & Johnson	4.375%	12/5/33	170	172
	Johnson & Johnson	3.550%	3/1/36	105	95
	Johnson & Johnson	3.625%	3/3/37	180	163
	Johnson & Johnson	5.950%	8/15/37	115	132
	Johnson & Johnson	3.400%	1/15/38	155	136
	Johnson & Johnson	2.100%	9/1/40	140	98
	Johnson & Johnson	3.700%	3/1/46	220	190
	Johnson & Johnson	3.750%	3/3/47	75	65
	Johnson & Johnson	3.500%	1/15/48	70	59
	Johnson & Johnson	2.250%	9/1/50	100	65
	Johnson & Johnson	2.450%	9/1/60	155	98
	Laboratory Corp. of America Holdings	3.600%	2/1/25	155	151

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Laboratory Corp. of America Holdings	4.700%	2/1/45	105	92
Medtronic Global Holdings SCA	4.250%	3/30/28	115	113
Medtronic Global Holdings SCA	4.500%	3/30/33	125	123
Medtronic Inc.	4.375%	3/15/35	205	198
Medtronic Inc.	4.625%	3/15/45	195	187
Merck & Co. Inc.	2.750%	2/10/25	255	247
Merck & Co. Inc.	0.750%	2/24/26	165	150
Merck & Co. Inc.	1.700%	6/10/27	225	204
Merck & Co. Inc.	1.900%	12/10/28	75	66
Merck & Co. Inc.	3.400%	3/7/29	150	143
Merck & Co. Inc.	1.450%	6/24/30	140	115
Merck & Co. Inc.	2.150%	12/10/31	205	172
Merck & Co. Inc.	4.500%	5/17/33	175	175
Merck & Co. Inc.	3.900%	3/7/39	110	98
Merck & Co. Inc.	2.350%	6/24/40	115	81
Merck & Co. Inc.	4.150%	5/18/43	140	126
Merck & Co. Inc.	3.700%	2/10/45	245	206
Merck & Co. Inc.	4.000%	3/7/49	160	140
Merck & Co. Inc.	2.450%	6/24/50	140	90
Merck & Co. Inc.	2.750%	12/10/51	265	181
Merck & Co. Inc.	5.000%	5/17/53	175	176
Merck & Co. Inc.	2.900%	12/10/61	165	108
Merck & Co. Inc.	5.150%	5/17/63	100	101
Mylan Inc.	4.550%	4/15/28	125	118
Mylan Inc.	5.200%	4/15/48	210	158
Novartis Capital Corp.	3.400%	5/6/24	175	172
Novartis Capital Corp.	1.750%	2/14/25	75	71
Novartis Capital Corp.	3.000%	11/20/25	145	140
Novartis Capital Corp.	2.000%	2/14/27	205	190
Novartis Capital Corp.	3.100%	5/17/27	220	211
Novartis Capital Corp.	2.200%	8/14/30	235	204
Novartis Capital Corp.	4.400%	5/6/44	220	208
Novartis Capital Corp.	4.000%	11/20/45	115	102
Novartis Capital Corp.	2.750%	8/14/50	90	64
Pfizer Inc.	0.800%	5/28/25	100	93
Pfizer Inc.	2.750%	6/3/26	140	134
Pfizer Inc.	3.000%	12/15/26	190	181
Pfizer Inc.	3.600%	9/15/28	85	82
Pfizer Inc.	3.450%	3/15/29	240	229
Pfizer Inc.	2.625%	4/1/30	148	132
Pfizer Inc.	1.700%	5/28/30	70	58
Pfizer Inc.	1.750%	8/18/31	110	90
Pfizer Inc.	4.000%	12/15/36	170	158
Pfizer Inc.	3.900%	3/15/39	95	84
Pfizer Inc.	7.200%	3/15/39	275	342
Pfizer Inc.	2.550%	5/28/40	185	134
Pfizer Inc.	4.300%	6/15/43	135	123
Pfizer Inc.	4.400%	5/15/44	140	131
Pfizer Inc.	4.125%	12/15/46	140	123
Pfizer Inc.	4.200%	9/15/48	140	125
Pfizer Inc.	4.000%	3/15/49	145	126
Pfizer Inc.	2.700%	5/28/50	150	104
Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/25	125	125
Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/26	125	124
Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	300	299
Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	325	325
Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	550	552
Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	325	323

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	650	669
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	425	425
[1]	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	105	62
	Quest Diagnostics Inc.	2.950%	6/30/30	110	97
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	150	121
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	160	102
	Revvity Inc.	3.300%	9/15/29	105	94
	Royalty Pharma plc	1.200%	9/2/25	135	122
	Royalty Pharma plc	1.750%	9/2/27	145	125
	Royalty Pharma plc	2.200%	9/2/30	85	68
	Royalty Pharma plc	3.300%	9/2/40	125	88
	Royalty Pharma plc	3.550%	9/2/50	120	80
	Sanofi	3.625%	6/19/28	140	137
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	270	255
	Smith & Nephew plc	2.032%	10/14/30	120	97
	Stryker Corp.	3.375%	11/1/25	355	342
	Stryker Corp.	3.500%	3/15/26	138	133
	Stryker Corp.	1.950%	6/15/30	85	71
	Stryker Corp.	4.625%	3/15/46	25	23
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	250	251
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	310	259
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	205	153
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	225	155
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	70	47
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	280	266
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	110	98
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	240	196
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	195	143
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	45	40
	UnitedHealth Group Inc.	2.375%	8/15/24	65	63
	UnitedHealth Group Inc.	3.750%	7/15/25	210	206
	UnitedHealth Group Inc.	5.150%	10/15/25	90	91
	UnitedHealth Group Inc.	3.100%	3/15/26	200	193
	UnitedHealth Group Inc.	1.150%	5/15/26	100	91
	UnitedHealth Group Inc.	3.450%	1/15/27	55	53
	UnitedHealth Group Inc.	2.950%	10/15/27	145	137
	UnitedHealth Group Inc.	5.250%	2/15/28	80	82
	UnitedHealth Group Inc.	3.850%	6/15/28	145	141
	UnitedHealth Group Inc.	3.875%	12/15/28	105	102
	UnitedHealth Group Inc.	4.250%	1/15/29	170	168
	UnitedHealth Group Inc.	4.000%	5/15/29	25	24
	UnitedHealth Group Inc.	2.875%	8/15/29	50	45
	UnitedHealth Group Inc.	5.300%	2/15/30	75	78
	UnitedHealth Group Inc.	2.000%	5/15/30	200	170
	UnitedHealth Group Inc.	2.300%	5/15/31	190	162
	UnitedHealth Group Inc.	4.200%	5/15/32	140	135
	UnitedHealth Group Inc.	5.350%	2/15/33	175	183
	UnitedHealth Group Inc.	4.500%	4/15/33	415	408
	UnitedHealth Group Inc.	4.625%	7/15/35	160	157
	UnitedHealth Group Inc.	5.800%	3/15/36	27	29
	UnitedHealth Group Inc.	6.875%	2/15/38	235	278
	UnitedHealth Group Inc.	3.500%	8/15/39	90	75
	UnitedHealth Group Inc.	3.050%	5/15/41	75	57
	UnitedHealth Group Inc.	4.250%	3/15/43	35	31
	UnitedHealth Group Inc.	4.750%	7/15/45	215	202
	UnitedHealth Group Inc.	4.200%	1/15/47	155	135
	UnitedHealth Group Inc.	3.750%	10/15/47	175	140
	UnitedHealth Group Inc.	4.250%	6/15/48	185	161

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	4.450%	12/15/48	150	135
	UnitedHealth Group Inc.	3.700%	8/15/49	80	63
	UnitedHealth Group Inc.	2.900%	5/15/50	50	35
	UnitedHealth Group Inc.	3.250%	5/15/51	225	164
	UnitedHealth Group Inc.	4.750%	5/15/52	150	140
	UnitedHealth Group Inc.	5.875%	2/15/53	155	170
	UnitedHealth Group Inc.	5.050%	4/15/53	360	353
	UnitedHealth Group Inc.	3.875%	8/15/59	70	55
	UnitedHealth Group Inc.	3.125%	5/15/60	105	71
	UnitedHealth Group Inc.	4.950%	5/15/62	135	127
	UnitedHealth Group Inc.	6.050%	2/15/63	275	305
	UnitedHealth Group Inc.	5.200%	4/15/63	155	152
	Utah Acquisition Sub Inc.	3.950%	6/15/26	115	109
	Utah Acquisition Sub Inc.	5.250%	6/15/46	150	115
	Viatris Inc.	1.650%	6/22/25	175	162
	Viatris Inc.	2.700%	6/22/30	105	84
	Viatris Inc.	3.850%	6/22/40	70	47
	Viatris Inc.	4.000%	6/22/50	105	67
	Wyeth LLC	6.500%	2/1/34	85	96
	Wyeth LLC	5.950%	4/1/37	225	247
	Zimmer Biomet Holdings Inc.	1.450%	11/22/24	155	146
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	115	111
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	90	75
	Zoetis Inc.	4.500%	11/13/25	100	99
	Zoetis Inc.	3.000%	9/12/27	90	85
	Zoetis Inc.	2.000%	5/15/30	80	67
	Zoetis Inc.	5.600%	11/16/32	30	32
	Zoetis Inc.	4.700%	2/1/43	180	165
					62,049
Industrials (1.8%)
	Amphenol Corp.	2.800%	2/15/30	130	115
	Amphenol Corp.	2.200%	9/15/31	50	41
	Carrier Global Corp.	2.242%	2/15/25	185	175
	Carrier Global Corp.	2.493%	2/15/27	125	115
	Carrier Global Corp.	2.722%	2/15/30	165	142
	Carrier Global Corp.	2.700%	2/15/31	20	17
	Carrier Global Corp.	3.377%	4/5/40	135	102
	Carrier Global Corp.	3.577%	4/5/50	270	194
	Deere & Co.	3.900%	6/9/42	135	121
	Deere & Co.	3.750%	4/15/50	85	74
	FedEx Corp.	3.250%	4/1/26	105	101
	FedEx Corp.	3.100%	8/5/29	45	41
	FedEx Corp.	4.250%	5/15/30	215	207
	FedEx Corp.	2.400%	5/15/31	35	29
	FedEx Corp.	3.250%	5/15/41	125	92
	FedEx Corp.	5.100%	1/15/44	50	46
	FedEx Corp.	4.750%	11/15/45	130	113
	FedEx Corp.	4.550%	4/1/46	200	168
	FedEx Corp.	4.400%	1/15/47	50	42
	FedEx Corp.	4.050%	2/15/48	130	102
	FedEx Corp.	4.950%	10/17/48	75	67
	FedEx Corp.	5.250%	5/15/50	125	118
	Illinois Tool Works Inc.	2.650%	11/15/26	135	128
	Illinois Tool Works Inc.	3.900%	9/1/42	115	101
[1]	John Deere Capital Corp.	1.250%	1/10/25	80	76
[1]	John Deere Capital Corp.	3.450%	3/13/25	125	122
[1]	John Deere Capital Corp.	3.400%	6/6/25	225	219
[1]	John Deere Capital Corp.	4.050%	9/8/25	75	74

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	John Deere Capital Corp.	4.800%	1/9/26	105	106
[1]	John Deere Capital Corp.	0.700%	1/15/26	100	91
[1]	John Deere Capital Corp.	4.150%	9/15/27	110	109
[1]	John Deere Capital Corp.	4.750%	1/20/28	105	106
	Otis Worldwide Corp.	2.056%	4/5/25	128	121
	Otis Worldwide Corp.	2.565%	2/15/30	160	138
	Otis Worldwide Corp.	3.362%	2/15/50	80	57
[3]	Regal Rexnord Corp.	6.050%	2/15/26	25	25
[3]	Regal Rexnord Corp.	6.300%	2/15/30	10	10
[3]	Regal Rexnord Corp.	6.400%	4/15/33	320	316
	Republic Services Inc.	2.500%	8/15/24	100	97
	Republic Services Inc.	3.950%	5/15/28	85	82
	Republic Services Inc.	1.750%	2/15/32	50	39
	Republic Services Inc.	5.000%	4/1/34	110	110
	Southwest Airlines Co.	5.250%	5/4/25	200	199
	Southwest Airlines Co.	5.125%	6/15/27	280	279
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	80	75
	Trimble Inc.	6.100%	3/15/33	50	51
	United Parcel Service Inc.	3.900%	4/1/25	179	176
	United Parcel Service Inc.	3.050%	11/15/27	125	119
	United Parcel Service Inc.	3.400%	3/15/29	92	87
	United Parcel Service Inc.	4.450%	4/1/30	67	67
	United Parcel Service Inc.	4.875%	3/3/33	105	106
	United Parcel Service Inc.	6.200%	1/15/38	180	202
	United Parcel Service Inc.	3.750%	11/15/47	50	41
	United Parcel Service Inc.	4.250%	3/15/49	91	80
	United Parcel Service Inc.	5.300%	4/1/50	190	198
	United Parcel Service Inc.	5.050%	3/3/53	115	115
	Waste Connections Inc.	4.200%	1/15/33	75	71
	Waste Connections Inc.	2.950%	1/15/52	135	90
	Waste Management Inc.	3.150%	11/15/27	310	293
	Waste Management Inc.	1.500%	3/15/31	70	56
	Waste Management Inc.	4.150%	4/15/32	60	58
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	110	104
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	150	146
	WW Grainger Inc.	4.600%	6/15/45	115	107
					7,069
Materials (1.2%)
	Air Products and Chemicals Inc.	2.050%	5/15/30	195	167
	Air Products and Chemicals Inc.	2.700%	5/15/40	35	26
	Air Products and Chemicals Inc.	2.800%	5/15/50	80	56
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	60	53
	ArcelorMittal SA	6.550%	11/29/27	100	103
	ArcelorMittal SA	6.800%	11/29/32	125	129
	Berry Global Inc.	1.570%	1/15/26	185	168
	Carlisle Cos. Inc.	2.750%	3/1/30	115	98
	Celanese US Holdings LLC	5.900%	7/5/24	165	165
	Celanese US Holdings LLC	6.050%	3/15/25	245	246
	Celanese US Holdings LLC	6.165%	7/15/27	200	201
	Celanese US Holdings LLC	6.330%	7/15/29	75	75
	Celanese US Holdings LLC	6.379%	7/15/32	95	96
	CF Industries Inc.	5.150%	3/15/34	110	104
	CF Industries Inc.	4.950%	6/1/43	100	84
	CF Industries Inc.	5.375%	3/15/44	50	44
	DuPont de Nemours Inc.	4.493%	11/15/25	225	223
	DuPont de Nemours Inc.	4.725%	11/15/28	210	209
	DuPont de Nemours Inc.	5.319%	11/15/38	190	187
	DuPont de Nemours Inc.	5.419%	11/15/48	255	250

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eagle Materials Inc.	2.500%	7/1/31	145	118
	Huntsman International LLC	4.500%	5/1/29	60	55
	International Flavors & Fragrances Inc.	5.000%	9/26/48	100	83
	Martin Marietta Materials Inc.	3.200%	7/15/51	100	68
	Newmont Corp.	2.250%	10/1/30	65	54
	Newmont Corp.	2.600%	7/15/32	120	98
	Newmont Corp.	6.250%	10/1/39	70	74
	Newmont Corp.	4.875%	3/15/42	115	107
	Nutrien Ltd.	4.200%	4/1/29	140	133
	Nutrien Ltd.	5.000%	4/1/49	109	97
	Nutrien Ltd.	5.800%	3/27/53	75	74
	Rio Tinto Alcan Inc.	6.125%	12/15/33	210	227
	Sherwin-Williams Co.	3.450%	6/1/27	175	166
	Sherwin-Williams Co.	2.950%	8/15/29	114	101
	Sherwin-Williams Co.	4.500%	6/1/47	140	119
	Suzano Austria GmbH	6.000%	1/15/29	215	213
	Suzano Austria GmbH	5.000%	1/15/30	110	103
	Suzano Austria GmbH	3.750%	1/15/31	135	114
[1]	Suzano Austria GmbH	3.125%	1/15/32	75	59
	Vulcan Materials Co.	3.500%	6/1/30	100	90
	WRKCo Inc.	4.900%	3/15/29	135	132
					4,969
Real Estate (1.9%)
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	120	104
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	105	80
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	123	90
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	75	60
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	100	60
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	105	71
	American Tower Corp.	4.000%	6/1/25	85	83
	American Tower Corp.	3.375%	10/15/26	130	122
	American Tower Corp.	2.750%	1/15/27	70	64
	American Tower Corp.	3.550%	7/15/27	65	61
	American Tower Corp.	3.800%	8/15/29	240	221
	American Tower Corp.	2.900%	1/15/30	80	69
	American Tower Corp.	2.100%	6/15/30	140	114
	American Tower Corp.	1.875%	10/15/30	120	95
	American Tower Corp.	5.650%	3/15/33	50	51
	American Tower Corp.	5.550%	7/15/33	50	50
	American Tower Corp.	3.100%	6/15/50	135	86
	American Tower Corp.	2.950%	1/15/51	105	65
	Boston Properties LP	3.200%	1/15/25	45	43
	Boston Properties LP	3.650%	2/1/26	180	166
	Boston Properties LP	2.750%	10/1/26	90	79
	Boston Properties LP	6.750%	12/1/27	25	25
	Boston Properties LP	4.500%	12/1/28	105	94
	Boston Properties LP	3.400%	6/21/29	148	123
	Boston Properties LP	3.250%	1/30/31	120	96
	Boston Properties LP	2.550%	4/1/32	120	88
	Boston Properties LP	2.450%	10/1/33	100	70
	Brixmor Operating Partnership LP	4.125%	5/15/29	20	18
	Brixmor Operating Partnership LP	4.050%	7/1/30	165	149
	Camden Property Trust	2.800%	5/15/30	120	104
	Crown Castle Inc.	3.200%	9/1/24	20	19
	Crown Castle Inc.	4.450%	2/15/26	70	69
	Crown Castle Inc.	3.700%	6/15/26	60	57
	Crown Castle Inc.	1.050%	7/15/26	130	114
	Crown Castle Inc.	2.900%	3/15/27	50	46

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Crown Castle Inc.	3.650%	9/1/27	60	56
	Crown Castle Inc.	5.000%	1/11/28	45	45
	Crown Castle Inc.	3.800%	2/15/28	100	94
	Crown Castle Inc.	4.800%	9/1/28	65	64
	Crown Castle Inc.	3.300%	7/1/30	130	115
	Crown Castle Inc.	2.250%	1/15/31	75	61
	Crown Castle Inc.	2.100%	4/1/31	140	113
	Crown Castle Inc.	2.500%	7/15/31	60	50
	Crown Castle Inc.	5.100%	5/1/33	85	84
	Crown Castle Inc.	2.900%	4/1/41	160	110
	Crown Castle Inc.	3.250%	1/15/51	127	84
	Digital Realty Trust LP	3.700%	8/15/27	140	128
	Digital Realty Trust LP	5.550%	1/15/28	25	25
	Digital Realty Trust LP	3.600%	7/1/29	120	104
	Equinix Inc.	2.625%	11/18/24	115	110
	Equinix Inc.	3.200%	11/18/29	165	145
	Equinix Inc.	2.150%	7/15/30	94	76
	Equinix Inc.	2.500%	5/15/31	45	37
	Equinix Inc.	3.900%	4/15/32	140	126
	ERP Operating LP	4.500%	7/1/44	70	61
	GLP Capital LP	5.250%	6/1/25	45	44
	GLP Capital LP	5.375%	4/15/26	90	88
	GLP Capital LP	5.300%	1/15/29	70	67
	GLP Capital LP	3.250%	1/15/32	75	61
	Healthcare Realty Holdings LP	2.000%	3/15/31	115	88
	Healthpeak OP LLC	3.000%	1/15/30	90	78
[1]	Host Hotels & Resorts LP	3.500%	9/15/30	60	51
	Prologis LP	2.250%	4/15/30	125	106
	Prologis LP	1.250%	10/15/30	50	39
	Prologis LP	4.750%	6/15/33	75	73
	Realty Income Corp.	3.250%	1/15/31	145	127
	Realty Income Corp.	5.625%	10/13/32	95	97
	Sabra Health Care LP	3.200%	12/1/31	80	59
	Simon Property Group LP	2.000%	9/13/24	75	72
	Simon Property Group LP	3.375%	10/1/24	125	121
	Simon Property Group LP	3.500%	9/1/25	85	82
	Simon Property Group LP	3.300%	1/15/26	220	211
	Simon Property Group LP	3.250%	11/30/26	50	47
	Simon Property Group LP	3.375%	6/15/27	35	33
	Simon Property Group LP	3.375%	12/1/27	145	135
	Simon Property Group LP	2.450%	9/13/29	140	119
	Simon Property Group LP	2.650%	7/15/30	110	94
	Simon Property Group LP	3.250%	9/13/49	113	75
	Simon Property Group LP	3.800%	7/15/50	60	44
	Sun Communities Operating LP	2.700%	7/15/31	165	130
	Ventas Realty LP	4.400%	1/15/29	110	104
	VICI Properties LP	4.750%	2/15/28	140	133
	VICI Properties LP	4.950%	2/15/30	140	131
	VICI Properties LP	5.125%	5/15/32	190	177
	VICI Properties LP	5.625%	5/15/52	85	75
	Welltower OP LLC	4.000%	6/1/25	131	127
	Welltower OP LLC	4.250%	4/15/28	145	138
	Welltower OP LLC	3.100%	1/15/30	125	108
	Welltower OP LLC	2.800%	6/1/31	20	17
					7,745
Technology (12.2%)
	Adobe Inc.	3.250%	2/1/25	110	107
	Adobe Inc.	2.150%	2/1/27	150	139

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Adobe Inc.	2.300%	2/1/30	160	141
Analog Devices Inc.	3.500%	12/5/26	55	53
Analog Devices Inc.	1.700%	10/1/28	110	96
Analog Devices Inc.	2.100%	10/1/31	150	125
Analog Devices Inc.	2.800%	10/1/41	45	33
Analog Devices Inc.	2.950%	10/1/51	155	108
Apple Inc.	1.800%	9/11/24	135	130
Apple Inc.	2.750%	1/13/25	195	190
Apple Inc.	2.500%	2/9/25	225	217
Apple Inc.	1.125%	5/11/25	255	239
Apple Inc.	3.200%	5/13/25	125	122
Apple Inc.	0.550%	8/20/25	135	124
Apple Inc.	0.700%	2/8/26	235	214
Apple Inc.	3.250%	2/23/26	465	452
Apple Inc.	2.450%	8/4/26	250	237
Apple Inc.	2.050%	9/11/26	252	235
Apple Inc.	3.350%	2/9/27	215	210
Apple Inc.	3.200%	5/11/27	205	198
Apple Inc.	3.000%	6/20/27	110	106
Apple Inc.	2.900%	9/12/27	280	266
Apple Inc.	3.000%	11/13/27	90	86
Apple Inc.	1.200%	2/8/28	200	175
Apple Inc.	4.000%	5/10/28	140	140
Apple Inc.	1.400%	8/5/28	255	223
Apple Inc.	3.250%	8/8/29	120	114
Apple Inc.	2.200%	9/11/29	225	201
Apple Inc.	1.650%	5/11/30	270	230
Apple Inc.	1.250%	8/20/30	100	82
Apple Inc.	1.650%	2/8/31	310	259
Apple Inc.	1.700%	8/5/31	100	83
Apple Inc.	3.350%	8/8/32	375	353
Apple Inc.	4.500%	2/23/36	163	167
Apple Inc.	2.375%	2/8/41	175	129
Apple Inc.	3.850%	5/4/43	255	227
Apple Inc.	4.450%	5/6/44	75	73
Apple Inc.	3.450%	2/9/45	130	109
Apple Inc.	4.375%	5/13/45	220	208
Apple Inc.	4.650%	2/23/46	365	361
Apple Inc.	3.850%	8/4/46	285	250
Apple Inc.	4.250%	2/9/47	40	38
Apple Inc.	3.750%	9/12/47	220	188
Apple Inc.	3.750%	11/13/47	145	124
Apple Inc.	2.950%	9/11/49	215	158
Apple Inc.	2.650%	5/11/50	215	148
Apple Inc.	2.400%	8/20/50	145	95
Apple Inc.	2.650%	2/8/51	320	219
Apple Inc.	2.700%	8/5/51	225	155
Apple Inc.	3.950%	8/8/52	190	166
Apple Inc.	2.550%	8/20/60	60	39
Apple Inc.	2.800%	2/8/61	345	228
Apple Inc.	2.850%	8/5/61	210	140
Apple Inc.	4.100%	8/8/62	170	147
Applied Materials Inc.	3.300%	4/1/27	186	179
Applied Materials Inc.	1.750%	6/1/30	30	25
Applied Materials Inc.	4.350%	4/1/47	145	134
Applied Materials Inc.	2.750%	6/1/50	20	14
Autodesk Inc.	2.400%	12/15/31	140	115
Automatic Data Processing Inc.	3.375%	9/15/25	145	141

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Automatic Data Processing Inc.	1.700%	5/15/28	55	49
	Automatic Data Processing Inc.	1.250%	9/1/30	125	102
	Broadcom Corp.	3.875%	1/15/27	250	241
	Broadcom Corp.	3.500%	1/15/28	110	102
	Broadcom Inc.	3.150%	11/15/25	25	24
	Broadcom Inc.	3.459%	9/15/26	40	38
[3]	Broadcom Inc.	1.950%	2/15/28	110	96
	Broadcom Inc.	4.110%	9/15/28	260	247
[3]	Broadcom Inc.	4.000%	4/15/29	50	46
	Broadcom Inc.	4.750%	4/15/29	165	161
	Broadcom Inc.	4.150%	11/15/30	210	193
[3]	Broadcom Inc.	2.450%	2/15/31	280	226
[3]	Broadcom Inc.	4.150%	4/15/32	180	162
	Broadcom Inc.	4.300%	11/15/32	210	191
[3]	Broadcom Inc.	2.600%	2/15/33	230	179
[3]	Broadcom Inc.	3.419%	4/15/33	313	260
[3]	Broadcom Inc.	3.469%	4/15/34	290	236
[3]	Broadcom Inc.	3.137%	11/15/35	300	229
[3]	Broadcom Inc.	3.187%	11/15/36	395	296
[3]	Broadcom Inc.	4.926%	5/15/37	272	244
[3]	Broadcom Inc.	3.500%	2/15/41	355	262
[3]	Broadcom Inc.	3.750%	2/15/51	215	155
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	65	56
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	115	94
	CDW LLC	2.670%	12/1/26	90	81
	CDW LLC	3.569%	12/1/31	125	104
	Cintas Corp. No. 2	3.700%	4/1/27	175	170
	Cintas Corp. No. 2	4.000%	5/1/32	95	91
	Cisco Systems Inc.	2.950%	2/28/26	135	130
	Cisco Systems Inc.	2.500%	9/20/26	200	189
	Cisco Systems Inc.	5.900%	2/15/39	180	197
	Cisco Systems Inc.	5.500%	1/15/40	195	205
	Corning Inc.	4.375%	11/15/57	90	72
	Corning Inc.	5.450%	11/15/79	130	115
	Dell International LLC	4.000%	7/15/24	140	138
	Dell International LLC	5.850%	7/15/25	165	167
	Dell International LLC	6.020%	6/15/26	525	537
	Dell International LLC	4.900%	10/1/26	247	245
	Dell International LLC	5.250%	2/1/28	100	100
	Dell International LLC	5.300%	10/1/29	180	179
	Dell International LLC	5.750%	2/1/33	105	105
	Dell International LLC	8.100%	7/15/36	75	87
[3]	Dell International LLC	3.375%	12/15/41	130	90
	Dell International LLC	8.350%	7/15/46	91	107
[3]	Dell International LLC	3.450%	12/15/51	160	103
	Equifax Inc.	2.600%	12/1/24	160	153
	Equifax Inc.	5.100%	12/15/27	20	20
	Equifax Inc.	2.350%	9/15/31	190	152
	Fidelity National Information Services Inc.	1.150%	3/1/26	220	197
	Fidelity National Information Services Inc.	1.650%	3/1/28	270	231
	Fidelity National Information Services Inc.	2.250%	3/1/31	85	68
	Fidelity National Information Services Inc.	5.100%	7/15/32	10	10
	Fidelity National Information Services Inc.	3.100%	3/1/41	70	48
	Fiserv Inc.	2.750%	7/1/24	270	262
	Fiserv Inc.	3.850%	6/1/25	60	59
	Fiserv Inc.	3.200%	7/1/26	195	184
	Fiserv Inc.	2.250%	6/1/27	140	126
	Fiserv Inc.	5.450%	3/2/28	80	81

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Fiserv Inc.	4.200%	10/1/28	185	179
Fiserv Inc.	3.500%	7/1/29	255	234
Fiserv Inc.	2.650%	6/1/30	100	86
Fiserv Inc.	5.600%	3/2/33	80	82
Fiserv Inc.	4.400%	7/1/49	222	183
Hewlett Packard Enterprise Co.	5.900%	10/1/24	90	90
Hewlett Packard Enterprise Co.	4.900%	10/15/25	240	238
Hewlett Packard Enterprise Co.	1.750%	4/1/26	105	96
Hewlett Packard Enterprise Co.	6.350%	10/15/45	119	121
HP Inc.	2.200%	6/17/25	185	175
HP Inc.	1.450%	6/17/26	125	112
HP Inc.	3.000%	6/17/27	110	102
HP Inc.	4.750%	1/15/28	40	39
HP Inc.	4.000%	4/15/29	185	174
HP Inc.	3.400%	6/17/30	130	114
HP Inc.	2.650%	6/17/31	140	113
HP Inc.	4.200%	4/15/32	100	89
HP Inc.	5.500%	1/15/33	140	138
HP Inc.	6.000%	9/15/41	158	157
Intel Corp.	3.400%	3/25/25	225	220
Intel Corp.	3.700%	7/29/25	175	171
Intel Corp.	4.875%	2/10/26	90	90
Intel Corp.	2.600%	5/19/26	65	62
Intel Corp.	3.750%	3/25/27	75	73
Intel Corp.	3.150%	5/11/27	180	171
Intel Corp.	3.750%	8/5/27	180	174
Intel Corp.	4.875%	2/10/28	165	166
Intel Corp.	1.600%	8/12/28	105	91
Intel Corp.	4.000%	8/5/29	85	81
Intel Corp.	2.450%	11/15/29	210	182
Intel Corp.	5.125%	2/10/30	30	30
Intel Corp.	3.900%	3/25/30	170	161
Intel Corp.	2.000%	8/12/31	170	138
Intel Corp.	4.150%	8/5/32	140	133
Intel Corp.	4.000%	12/15/32	130	122
Intel Corp.	5.200%	2/10/33	165	166
Intel Corp.	4.600%	3/25/40	125	115
Intel Corp.	2.800%	8/12/41	120	84
Intel Corp.	4.800%	10/1/41	110	101
Intel Corp.	5.625%	2/10/43	410	410
Intel Corp.	4.900%	7/29/45	35	34
Intel Corp.	4.100%	5/19/46	100	82
Intel Corp.	4.100%	5/11/47	155	126
Intel Corp.	3.734%	12/8/47	300	229
Intel Corp.	3.250%	11/15/49	300	205
Intel Corp.	4.750%	3/25/50	110	97
Intel Corp.	3.050%	8/12/51	175	115
Intel Corp.	4.900%	8/5/52	125	112
Intel Corp.	5.700%	2/10/53	190	188
Intel Corp.	3.100%	2/15/60	40	25
Intel Corp.	4.950%	3/25/60	50	45
Intel Corp.	3.200%	8/12/61	100	63
Intel Corp.	5.050%	8/5/62	90	80
Intel Corp.	5.900%	2/10/63	190	189
International Business Machines Corp.	4.000%	7/27/25	35	34
International Business Machines Corp.	4.500%	2/6/26	105	104
International Business Machines Corp.	3.450%	2/19/26	163	158
International Business Machines Corp.	3.300%	5/15/26	295	283

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
International Business Machines Corp.	1.700%	5/15/27	165	148
International Business Machines Corp.	4.150%	7/27/27	150	147
International Business Machines Corp.	4.500%	2/6/28	105	104
International Business Machines Corp.	3.500%	5/15/29	375	350
International Business Machines Corp.	1.950%	5/15/30	220	183
International Business Machines Corp.	4.400%	7/27/32	40	39
International Business Machines Corp.	4.750%	2/6/33	30	29
International Business Machines Corp.	4.150%	5/15/39	225	196
International Business Machines Corp.	4.000%	6/20/42	145	121
International Business Machines Corp.	4.250%	5/15/49	280	235
International Business Machines Corp.	2.950%	5/15/50	115	75
International Business Machines Corp.	4.900%	7/27/52	100	91
KLA Corp.	4.650%	11/1/24	123	122
KLA Corp.	4.100%	3/15/29	10	10
KLA Corp.	4.650%	7/15/32	100	100
KLA Corp.	3.300%	3/1/50	110	82
KLA Corp.	4.950%	7/15/52	140	135
KLA Corp.	5.250%	7/15/62	90	88
Lam Research Corp.	3.750%	3/15/26	105	103
Lam Research Corp.	4.000%	3/15/29	170	165
Lam Research Corp.	1.900%	6/15/30	65	54
Lam Research Corp.	4.875%	3/15/49	105	100
Lam Research Corp.	2.875%	6/15/50	135	93
Marvell Technology Inc.	2.950%	4/15/31	105	88
Microchip Technology Inc.	0.983%	9/1/24	80	75
Microchip Technology Inc.	4.250%	9/1/25	155	151
Micron Technology Inc.	6.750%	11/1/29	35	37
Micron Technology Inc.	4.663%	2/15/30	125	118
Micron Technology Inc.	2.703%	4/15/32	190	150
Micron Technology Inc.	5.875%	2/9/33	95	95
Microsoft Corp.	2.700%	2/12/25	205	199
Microsoft Corp.	3.125%	11/3/25	380	370
Microsoft Corp.	2.400%	8/8/26	420	398
Microsoft Corp.	3.300%	2/6/27	450	440
Microsoft Corp.	3.500%	2/12/35	250	236
Microsoft Corp.	3.450%	8/8/36	215	196
Microsoft Corp.	4.100%	2/6/37	120	117
Microsoft Corp.	4.450%	11/3/45	130	128
Microsoft Corp.	3.700%	8/8/46	236	206
Microsoft Corp.	4.250%	2/6/47	150	145
Microsoft Corp.	2.525%	6/1/50	630	434
Microsoft Corp.	2.921%	3/17/52	709	525
Microsoft Corp.	4.500%	2/6/57	60	60
Microsoft Corp.	2.675%	6/1/60	450	301
Microsoft Corp.	3.041%	3/17/62	225	163
Motorola Solutions Inc.	4.600%	5/23/29	110	108
Motorola Solutions Inc.	2.300%	11/15/30	110	89
Motorola Solutions Inc.	2.750%	5/24/31	105	86
NetApp Inc.	1.875%	6/22/25	100	93
NVIDIA Corp.	3.200%	9/16/26	160	155
NVIDIA Corp.	1.550%	6/15/28	160	141
NVIDIA Corp.	2.850%	4/1/30	155	141
NVIDIA Corp.	2.000%	6/15/31	80	67
NVIDIA Corp.	3.500%	4/1/40	160	136
NVIDIA Corp.	3.500%	4/1/50	165	132
NXP BV	4.300%	6/18/29	145	137
NXP BV	3.400%	5/1/30	135	120
NXP BV	2.500%	5/11/31	110	90

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
NXP BV	2.650%	2/15/32	40	32
NXP BV	5.000%	1/15/33	135	130
NXP BV	3.250%	5/11/41	95	68
Oracle Corp.	2.950%	11/15/24	215	208
Oracle Corp.	2.500%	4/1/25	400	381
Oracle Corp.	2.950%	5/15/25	280	269
Oracle Corp.	5.800%	11/10/25	125	127
Oracle Corp.	1.650%	3/25/26	340	311
Oracle Corp.	2.650%	7/15/26	295	275
Oracle Corp.	2.800%	4/1/27	290	268
Oracle Corp.	3.250%	11/15/27	325	303
Oracle Corp.	2.300%	3/25/28	210	186
Oracle Corp.	6.150%	11/9/29	125	132
Oracle Corp.	2.950%	4/1/30	100	87
Oracle Corp.	2.875%	3/25/31	300	255
Oracle Corp.	6.250%	11/9/32	170	180
Oracle Corp.	4.900%	2/6/33	250	242
Oracle Corp.	4.300%	7/8/34	220	198
Oracle Corp.	3.900%	5/15/35	85	73
Oracle Corp.	3.850%	7/15/36	130	108
Oracle Corp.	3.800%	11/15/37	190	155
Oracle Corp.	6.500%	4/15/38	205	219
Oracle Corp.	6.125%	7/8/39	240	246
Oracle Corp.	3.600%	4/1/40	325	246
Oracle Corp.	5.375%	7/15/40	290	276
Oracle Corp.	3.650%	3/25/41	260	196
Oracle Corp.	4.500%	7/8/44	220	180
Oracle Corp.	4.125%	5/15/45	300	231
Oracle Corp.	4.000%	7/15/46	310	232
Oracle Corp.	4.000%	11/15/47	180	134
Oracle Corp.	3.600%	4/1/50	461	318
Oracle Corp.	3.950%	3/25/51	385	282
Oracle Corp.	6.900%	11/9/52	320	348
Oracle Corp.	5.550%	2/6/53	270	252
Oracle Corp.	4.375%	5/15/55	165	128
Oracle Corp.	3.850%	4/1/60	320	216
Oracle Corp.	4.100%	3/25/61	160	114
Qorvo Inc.	4.375%	10/15/29	105	94
QUALCOMM Inc.	3.450%	5/20/25	75	73
QUALCOMM Inc.	3.250%	5/20/27	202	194
QUALCOMM Inc.	1.300%	5/20/28	60	52
QUALCOMM Inc.	2.150%	5/20/30	285	244
QUALCOMM Inc.	1.650%	5/20/32	220	172
QUALCOMM Inc.	4.650%	5/20/35	85	84
QUALCOMM Inc.	4.800%	5/20/45	145	138
QUALCOMM Inc.	4.300%	5/20/47	230	204
QUALCOMM Inc.	3.250%	5/20/50	100	74
QUALCOMM Inc.	4.500%	5/20/52	90	80
QUALCOMM Inc.	6.000%	5/20/53	115	125
Quanta Services Inc.	2.900%	10/1/30	145	123
RELX Capital Inc.	4.000%	3/18/29	125	120
RELX Capital Inc.	3.000%	5/22/30	75	67
Roper Technologies Inc.	4.200%	9/15/28	95	92
Roper Technologies Inc.	1.750%	2/15/31	45	36
S&P Global Inc.	2.450%	3/1/27	180	167
S&P Global Inc.	2.700%	3/1/29	130	117
S&P Global Inc.	4.250%	5/1/29	70	68
S&P Global Inc.	2.900%	3/1/32	165	144

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
S&P Global Inc.	3.700%	3/1/52	120	97
Salesforce Inc.	0.625%	7/15/24	110	105
Salesforce Inc.	3.700%	4/11/28	180	176
Salesforce Inc.	1.500%	7/15/28	55	48
Salesforce Inc.	1.950%	7/15/31	165	137
Salesforce Inc.	2.700%	7/15/41	150	108
Salesforce Inc.	2.900%	7/15/51	210	144
Salesforce Inc.	3.050%	7/15/61	120	79
ServiceNow Inc.	1.400%	9/1/30	193	154
Texas Instruments Inc.	1.375%	3/12/25	115	109
Texas Instruments Inc.	2.250%	9/4/29	130	115
Texas Instruments Inc.	4.900%	3/14/33	35	36
Texas Instruments Inc.	3.875%	3/15/39	130	115
Texas Instruments Inc.	4.150%	5/15/48	195	173
Texas Instruments Inc.	5.050%	5/18/63	125	122
TSMC Arizona Corp.	1.750%	10/25/26	160	144
TSMC Arizona Corp.	3.875%	4/22/27	80	78
TSMC Arizona Corp.	2.500%	10/25/31	195	164
TSMC Arizona Corp.	4.250%	4/22/32	140	136
TSMC Arizona Corp.	3.125%	10/25/41	20	16
TSMC Arizona Corp.	3.250%	10/25/51	140	106
TSMC Arizona Corp.	4.500%	4/22/52	100	95
Verisk Analytics Inc.	4.000%	6/15/25	211	206
VMware Inc.	1.000%	8/15/24	110	104
VMware Inc.	4.500%	5/15/25	50	49
VMware Inc.	1.400%	8/15/26	175	155
VMware Inc.	3.900%	8/21/27	160	152
VMware Inc.	1.800%	8/15/28	125	105
VMware Inc.	4.700%	5/15/30	155	147
VMware Inc.	2.200%	8/15/31	145	113
Western Digital Corp.	4.750%	2/15/26	265	253
Workday Inc.	3.500%	4/1/27	160	153
Workday Inc.	3.700%	4/1/29	180	167
Workday Inc.	3.800%	4/1/32	120	108
Xilinx Inc.	2.375%	6/1/30	75	65
				49,194
Utilities (0.1%)
American Water Capital Corp.	4.450%	6/1/32	80	78
American Water Capital Corp.	6.593%	10/15/37	82	92
American Water Capital Corp.	3.750%	9/1/47	95	74
Commonwealth Edison Co.	4.000%	3/1/48	80	66

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
PPL Electric Utilities Corp.	5.250%	5/15/53	75	76
				386
Total Investments (98.3%) (Cost $438,999)				394,755
Other Assets and Liabilities—Net (1.7%)				6,692
Net Assets (100%)				401,447
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2023.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2023, the aggregate value was $5,792,000, representing 1.4% of net assets.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Securities with a value of $64,000 have been segregated as initial margin for open futures contracts.

3M—3-month.
DAC—Designated Activity Company.
LIBOR—London Interbank Offered Rate.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2023	2	241	—

Short Futures Contracts
10-Year U.S. Treasury Note	September 2023	(3)	(344)	(2)
				(2)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Corporate Bonds	—	394,755	—	394,755

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	2	—	—	2
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.